united states
securities and exchange commission
WASHINGTON, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2025

Item 1. Reports to Stockholders.

(a)

Dana Epiphany Equity Fund

Institutional Class (ESGIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.85%

Fund Statistics

Net Assets	$63,044,524
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$159,411
Portfolio Turnover	17%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Howmet Aerospace, Inc.	2.6%
Boston Scientific Corp.	2.4%
Meta Platforms, Inc., Class A	2.4%
ResMed, Inc.	2.4%
Elevance Health, Inc.	2.4%

Sector Weighting (% of net assets)

Technology
33.1%
Financials
11.9%
Health Care
10.9%
Consumer Discretionary
10.3%
Communications
9.3%
Industrials
7.6%
Consumer Staples
6.1%
Energy
3.0%
Utilities
2.5%
Real Estate
2.1%
Materials
2.0%
Money Market Funds
1.0%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Materials	2.0%
Real Estate	2.1%
Utilities	2.5%
Energy	3.0%
Consumer Staples	6.1%
Industrials	7.6%
Communications	9.3%
Consumer Discretionary	10.3%
Health Care	10.9%
Financials	11.9%
Technology	33.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dana Epiphany Equity Fund - Institutional (ESGIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-ESGIX

Dana Epiphany Small Cap Equity Fund

Institutional Class (DSCIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.95%

Fund Statistics

Net Assets	$26,409,395
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$35,513
Portfolio Turnover	21%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AXIS Capital Holdings Ltd.	2.3%
Wintrust Financial Corp.	2.1%
Advanced Drainage Systems, Inc.	2.1%
Agree Realty Corp.	2.1%
Powell Industries, Inc.	2.1%
Applied Industrial Technologies, Inc.	2.1%
ExlService Holdings, Inc.	2.0%
TransMedics Group, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%
Tanger Factory Outlet Centers, Inc.	1.9%

Sector Weighting (% of net assets)

Financials 19.1%
Health Care 17.5%
Technology 17.1%
Industrials 14.0%
Consumer Discretionary 8.2%
Materials 6.0%
Real Estate 5.9%
Utilities 3.3%
Energy 3.2%
Consumer Staples 3.2%
Communications 1.2%
Money Market Funds 1.1%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.1%
Communications	1.2%
Consumer Staples	3.2%
Energy	3.2%
Utilities	3.3%
Real Estate	5.9%
Materials	6.0%
Consumer Discretionary	8.2%
Industrials	14.0%
Technology	17.1%
Health Care	17.5%
Financials	19.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dana Epiphany Small Cap Equity Fund - Institutional (DSCIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-DSCIX

Dana Large Cap Equity Fund

Institutional Class (DLCIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.75%

Fund Statistics

Net Assets	$62,483,790
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$132,469
Portfolio Turnover	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.5%
McKesson Corp.	2.3%
Kroger Co. (The)	2.2%
Wells Fargo & Co.	2.2%

Sector Weighting (% of net assets)

Technology
32.1%
Financials
14.6%
Health Care
10.8%
Consumer Discretionary
10.1%
Communications
9.1%
Industrials
7.0%
Consumer Staples
6.0%
Energy
3.0%
Utilities
2.6%
Real Estate
2.2%
Materials
2.0%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Materials	2.0%
Real Estate	2.2%
Utilities	2.6%
Energy	3.0%
Consumer Staples	6.0%
Industrials	7.0%
Communications	9.1%
Consumer Discretionary	10.1%
Health Care	10.8%
Financials	14.6%
Technology	32.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dana Large Cap Equity Fund - Institutional (DLCIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-DLCIX

Dana Large Cap Equity Fund

Investor Class (DLCEX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	1.00%

Fund Statistics

Net Assets	$62,483,790
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$132,469
Portfolio Turnover	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.5%
McKesson Corp.	2.3%
Kroger Co. (The)	2.2%
Wells Fargo & Co.	2.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Materials	2.0%
Real Estate	2.2%
Utilities	2.6%
Energy	3.0%
Consumer Staples	6.0%
Industrials	7.0%
Communications	9.1%
Consumer Discretionary	10.1%
Health Care	10.8%
Financials	14.6%
Technology	32.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Dana Large Cap Equity Fund - Investor (DLCEX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-DLCEX

Kovitz Core Equity ETF

(EQTY)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Kovitz Core Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.kovitz.com/eqty. You can also request this information by contacting us at (877) 714-2327.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$49	0.99%

How did the Fund perform during the reporting period?

For the six-month period ended April 30, 2025, the Fund achieved a total return of -1.70% while the Fund’s benchmark, the S&P500® Index (“S&P500”), returned -1.74%. Performance variance between the Fund and the S&P500 is expected over shorter time periods. Our strategic intent is that the Fund will outperform the S&P500 over a full market cycle.

There were no changes to our approach to investing during the period, and we don’t expect any changes prospectively. The Fund continues to employ the Kovitz Core Equity Team’s fundamental, research-driven process, which seeks to build and maintain a diversified portfolio of 25-40 equity investments with an emphasis on holding the stocks of well-managed, growing, competitively advantaged, and financially strong companies at good prices.

For the period, the Fund’s Financials sector holdings were the most additive sector group to the Fund’s performance relative to the S&P500. The majority of the Fund’s Financials holdings evince business models that are resilient to economic cycles and are more correlated to more persistent consumer electronic payments, insurance markets, and financial markets trading activity, which tends to increase during periods of economic uncertainty. Economic and trade uncertainty have escalated in the early months of the Trump Administration.

The Fund’s Consumer Staples holdings have recently enjoyed good growth relative to the stocks' valuation levels such that this portfolio sector also outperformed its comparator in the benchmark.

Offsetting the positive relative contributions from Financials and Consumer Staples sectors, the Fund’s Health Care, Consumer Discretionary, and Industrials stocks underperformed on a relative basis during the period. Stocks in these sectors have seen volatility as the Trump Administration has cut health care funding, and the previously mentioned economic uncertainty is impacting consumer confidence and business confidence. We added, in the aggregate, to the Fund’s Health Care and Industrials sector holdings on the expectation that there exists long-term underappreciated value in our holdings in these sectors. The Fund’s Consumer Discretionary sector weight ended the quarter slightly lower than it began as the portfolio management team is circumspect about the persistence of consumer spending during this period of declining consumer confidence.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Kovitz Core Equity ETF - NAV
S&P 500® Index
$60,000
$45,000
$30,000
$15,000
$0
$56,529
$42,182
12/27/11
04/30/12
04/30/13
04/30/14
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Kovitz Core Equity ETF - NAV	S&P 500® Index
12/27/11	$10,000	$10,000
04/30/12	$11,220	$11,122
04/30/13	$13,721	$13,001
04/30/14	$16,003	$15,658
04/30/15	$17,402	$17,690
04/30/16	$16,254	$17,904
04/30/17	$19,673	$21,112
04/30/18	$21,536	$23,912
04/30/19	$24,106	$27,139
04/30/20	$20,197	$27,373
04/30/21	$33,897	$39,960
04/30/22	$31,720	$40,045
04/30/23	$32,156	$41,112
04/30/24	$38,377	$50,429
04/30/25	$42,182	$56,529

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kovitz Core Equity ETF - NAV	9.91%	15.87%	9.26%
S&P 500® Index	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 714-2327 or visit https://www.kovitz.com/eqty for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Materials	1.1%
Health Care	7.4%
Consumer Staples	8.4%
Consumer Discretionary	10.0%
Communications	11.5%
Industrials	15.6%
Technology	17.1%
Financials	24.9%

Fund Statistics

Net Assets	$1,139,818,305
Number of Portfolio Holdings	37
Advisory Fee	$5,845,648
Portfolio Turnover	21%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Kovitz Core Equity ETF - Fund (EQTY)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.kovitz.com/eqty), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-EQTY

Slow Capital Growth Fund

 (SLWGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Slow Capital Growth Fund (the “Fund”) for the period of December 6, 2024 to April 30, 2025.  You can find additional information about the Fund at https://slowcapitalfunds.com/literature. You can also request this information by contacting us at 833-377-2715.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Slow Capital Growth Fund	$41	0.99%

How did the Fund perform during the reporting period?

From inception through April 30, 2025, the Slow Capital Growth Fund (SLWGX) returned -10.80%, trailing the MorningStar US Target Market Exposure Index’s -8.35%.

The period was marked by heightened macro uncertainty. The Federal Reserve maintained its policy rate amid persistent inflation, while newly announced U.S. tariffs on Chinese imports stoked recession concerns. Despite these headwinds, we left the Fund's portfolio largely unchanged, supported by durable fundamentals and constructive earnings results across many holdings.

Performance was mixed across sectors. Communications was the strongest contributor, led by Netflix (+47%) and Spotify (+36%), which drove a +2.15% contribution. Technology was the largest detractor, paced bay a -24% decline in NVIDIA and a -1.21% drag on the fund' return. In total, the Technology sector accounted for more than a00 basis point drag on the fund's performance since inception.

By individual holdings, the top-five contributing companies had since-inception returns ranging between +30-47%, contributing nearly 6% to the fund’s return. However, our five largest detractors, combined for over a -6% drag, fully offsetting our top contributors.

Our approach remains focused on ownership of what the Adviser believes are exceptional businesses that compound value over time. While short-term volatility tested the market, we believe long-term orientation and emphasis on fundamental research continue to position the Fund's portfolio for durable growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Slow Capital Growth Fund
Morningstar US Target Market Exposure
$15,000
$10,000
$5,000
$0
$9,165
$8,920
Dec-2024
Apr-2025

	Slow Capital Growth Fund	Morningstar US Target Market Exposure
Dec-2024	$10,000	$10,000
Apr-2025	$8,920	$9,165

Average Annual Total Returns

Since Inception (December 6, 2024)
Slow Capital Growth Fund	-10.80%
Morningstar US Target Market Exposure	-8.35%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
42.4%
Consumer Discretionary
17.1%
Communications
14.3%
Health Care
12.2%
Consumer Staples
4.8%
Industrials
2.3%
Real Estate
2.1%
Financials
1.9%
Energy
1.7%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Energy	1.7%
Financials	1.9%
Real Estate	2.1%
Industrials	2.3%
Consumer Staples	4.8%
Health Care	12.2%
Communications	14.3%
Consumer Discretionary	17.1%
Technology	42.4%

Fund Statistics

Net Assets	$63,679,780
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$73,661
Portfolio Turnover	0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Slow Capital Growth Fund - - (SLWGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://slowcapitalfunds.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SLWGX

SMI Dynamic Allocation Fund

 (SMIDX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$66	1.31%

How did the Fund perform during the reporting period?

SMI’s Dynamic Asset Allocation (DAA) strategy (the sole strategy used in the SMI Dynamic Allocation Fund “SMIDX”) generated a gain of +4.51% during the six months ended April 30, 2025. The fund's advisor is pleased with this result, given that U.S. stocks corrected sharply during this period. The S&P 500 Index finished the period with a loss of -1.74%, while a 60/40 blend of the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index was essentially flat (+0.05%).

Over the past year, the SMI Funds has adopted an “enhanced” approach that involves owning more positions. Instead of only owning the top performing three of six broad asset classes, the strategy now offers some exposure to Stocks, Bonds, and Alternative classes all the time, with the relative weightings between those classes shifting. It’s less of an “all or nothing” approach at the individual asset class level, while retaining DAA’s emphasis on the specific performance attributes of each asset class during varying economic environments.

This approach has recently begun trading within a new ETF, SMI 3Fourteen REAL Asset Allocation (ticker: RAA). This ETF has become a significant position within SMIDX, complementing its traditional holdings.

Multiple factors contributed to DAA’s positive performance. One key component was DAA’s significant allocation to gold, which gained +17.92% during the period. Increasing DAA’s allocation to foreign stocks at the end of January was another key decision. Foreign stocks would rally +6.95% over the following three months, while U.S. stocks (as measured by the S&P 500 Index) would fall -7.50%. Particularly fortuitous was the system’s call to significantly reduce U.S. stock exposure at the end of March, just days before the early-April tariff correction began in earnest.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

SMI Dynamic Allocation Fund
S&P 500 Index TR
Weighted Index*
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$31,955
$21,886
$13,531
$11,651
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	SMI Dynamic Allocation Fund	S&P 500 Index TR	Weighted Index*	Bloomberg U.S. Aggregate Bond Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,213	$10,121	$10,205	$10,272
Apr-2017	$9,586	$11,934	$11,312	$10,357
Apr-2018	$10,132	$13,517	$12,187	$10,324
Apr-2019	$10,068	$15,341	$13,466	$10,870
Apr-2020	$10,635	$15,474	$14,194	$12,049
Apr-2021	$12,284	$22,589	$17,852	$12,017
Apr-2022	$12,035	$22,637	$17,288	$10,994
Apr-2023	$11,511	$23,240	$17,584	$10,947
Apr-2024	$11,754	$28,507	$19,793	$10,786
Apr-2025	$13,531	$31,955	$21,886	$11,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	15.12%	4.94%	3.07%
S&P 500 Index TR	12.10%	15.61%	12.32%
Weighted Index*	10.58%	9.05%	8.15%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

* The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$69,222,316
Number of Portfolio Holdings	23
Advisory Fee	$360,471
Portfolio Turnover	131%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	19.9%
iShares MSCI EAFE ETF	16.3%
SPDR® Bloomberg 1-3 Month T-Bill ETF	16.2%
SMI 3Fourteen Real Asset Allocation ETF	10.6%
Schwab High Yield Bond ETF	5.1%
SPDR® S&P®500® ETF Trust	4.6%
Invesco QQQ Trust, Series 1	4.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9%
AQR Diversifying Strategies Fund, Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Real Estate ETFs	0.40
Money Markets, Cash & Cash Equivalents	0.88
Alternative Funds & ETFs	6.47
Dynamic Asset Allocation ETFs	10.63
Domestic Equity ETFs	12.96
Fixed Income ETFs	14.92
Short Term Treasury ETFs	16.25
International ETFs	17.56
Gold Funds	19.93

Material Fund Changes

Until February 28, 2025, the Advisor had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% with respect to the Dynamic Allocation Fund. The contractual arrangement for the Fund expired February 28, 2025 and was not renewed.  Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

SMI Dynamic Allocation Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMIDX

SMI Multi-Strategy Fund

 (SMILX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$62	1.25%

How did the Fund perform during the reporting period?

SMI’s Multi-Strategy Fund (SMILX) portfolio consists of the following strategies and weightings: 50% Dynamic Asset Allocation “DAA”, 40% Stock Upgrading, and 10% Sector Rotation. For the six months ended April 30, 2025, the SMI Multi-Strategy Fund fell -0.56%. This compared favorably to the S&P 500 Index’s loss of -1.74%, while falling slightly short of a 60% stock, 40% bond portfolio’s gain of 0.05%.

SMI’s Dynamic Asset Allocation (“DAA”) strategy (50% of SMILX) generated a gain of +4.51%. DAA’s performance was largely attributable to gains from gold, as well as timely moves to increase foreign stock exposure, while reducing U.S. stock exposure significantly immediately prior to April’s market correction.

SMI’s Stock Upgrading strategy (40% of SMILX) fell -3.45% during the period. This isn’t terribly surprising, given this strategy includes both large- and small-company U.S. stocks, and U.S. small-caps struggled during the period falling -9.97% during the period. All things considered, the managers felt Stock Upgrading handled the transition from post-election bull market to April’s sharp correction well, decreasing the portfolio’s risk exposure incrementally throughout the early months of 2025.

The 10% Sector Rotation (SR) allocation strategy was hit hard by the market correction, falling -20.0%. The strong gains of 2024 had SR positioned in aggressive funds, with portfolio holdings such as semiconductors and internet stocks, when 2025’s steep correction began. The steep decline of the next 8-10 weeks reinforces why we limit SR’s size within the overall portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

SMI Multi-Strategy Fund
S&P 500 Index TR
Weighted Index*
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$31,955
$21,886
$16,049
$11,651
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	SMI Multi-Strategy Fund	S&P 500 Index TR	Weighted Index*	Bloomberg U.S. Aggregate Bond Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,260	$10,121	$10,205	$10,272
Apr-2017	$10,176	$11,934	$11,312	$10,357
Apr-2018	$11,433	$13,517	$12,187	$10,324
Apr-2019	$11,322	$15,341	$13,466	$10,870
Apr-2020	$11,065	$15,474	$14,194	$12,049
Apr-2021	$14,793	$22,589	$17,852	$12,017
Apr-2022	$14,252	$22,637	$17,288	$10,994
Apr-2023	$13,933	$23,240	$17,584	$10,947
Apr-2024	$14,646	$28,507	$19,793	$10,786
Apr-2025	$16,049	$31,955	$21,886	$11,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Multi-Strategy Fund	9.58%	7.72%	4.84%
S&P 500 Index TR	12.10%	15.61%	12.32%
Weighted Index*	10.58%	9.05%	8.15%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

* The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,879,038
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$216,718
Portfolio Turnover	112%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	20.9%
Sprott Physical Gold Trust	10.4%
SPDR® Bloomberg 1-3 Month T-Bill ETF	8.5%
iShares MSCI EAFE ETF	8.2%
SMI 3Fourteen Real Asset Allocation ETF	4.8%
Aegis Value Fund, Inc., Institutional Class	4.0%
Cambria Global Value ETF	3.3%
First Trust STOXX® European Select Dividend Index Fund	3.3%
Fidelity Investments Money Market Government Portfolio, Institutional Class	3.1%
Schwab High Yield Bond ETF	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
DAA Real Estate ETF's	0.21
DAA Alternative Funds & ETFs	3.25
Money Markets, Cash & Cash Equivalents	4.17
DAA Dynamic Allocation ETFs	4.81
DAA Domestic ETFs	6.54
DAA Fixed Income ETFs	7.48
International Funds	8.02
Small Cap Funds	8.04
DAA Short Term Treasury ETFs	8.51
Sector Funds & ETF's	8.79
DAA International ETFs	8.80
DAA Gold Funds	10.45
Large Cap ETF's	20.93

Material Fund Changes

Effective March 1, 2025, the Advisor has entered into an operating expense limitation agreement with respect to the Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Multi-Strategy Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the Multi-Strategy Fund’s average daily net assets. The contractual arrangement for the Multi-Strategy Fund is in place through February 28, 2026.  Until February 28, 2025, the expense limit was 1.30%. Each waiver or reimbursement by the Advisor is subject to repayment by the Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the Multi-Strategy Fund is able to make the repayment without exceeding the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

SMI Multi-Strategy Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMILX

Sound Mind Investing Fund

 (SMIFX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$53	1.08%

How did the Fund perform during the reporting period?

SMI’s Stock Upgrading strategy (the sole strategy used in the Sound Mind Investing Fund “SMIFX”) posted a loss of -3.45% during the six months ended April 30, 2025. This was larger than the S&P 500 Index’s loss of -1.74%. Given that the small-company Russell 2000 Index fell -9.97% during the period and SMIFX includes exposure to small company stocks through its investment in other funds, this slightly larger loss wasn’t surprising.

Stock Upgrading performed well through mid-February as markets rose buoyed by post-election optimism. The strategy reduced risk as 2025 unfolded — pivoting out of small-growth stocks and into commodities at the end of January, and replacing a portion of its U.S. large company holdings with international stocks in late March — but the sharp U.S. market correction from mid-February through April 8 turned early gains into losses. Over the past year, Stock Upgrading began allocating roughly half of the portfolio to the SMI 3Fourteen Full-cycle Trend ETF (FCTE). Whereas the rest of the portfolio applies its upgrading process to mutual funds and ETFs, FCTE applies a different, but similar, process to a universe of U.S. large-company quality stocks. Trend-following strategies often struggle when market trends shift abruptly, as they did in February. Fortunately, both portions of the Stock Upgrading portfolio handled this trend-shift reasonably smoothly.

While the addition of the FCTE holding to SMIFX's portfolio didn’t add value during this specific six-month period, we remain optimistic that it will over time. That belief has been reinforced by FCTE outperforming the S&P 500 Index on a 2025 year-to-date basis (through April 30) as well as since the ETF’s inception last July. Its strong performance record across the full market cycle offers Stock Upgrading what the managers believe to be an improved way to achieve large company U.S. stock exposure with this portion of the Stock Upgrading portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Sound Mind Investing Fund	S&P 500 Index TR	SMI Custom Index*
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,439	$10,121	$9,592
Apr-2017	$10,737	$11,934	$11,494
Apr-2018	$12,350	$13,517	$12,972
Apr-2019	$12,433	$15,341	$13,816
Apr-2020	$11,194	$15,474	$12,535
Apr-2021	$17,132	$22,589	$19,670
Apr-2022	$16,659	$22,637	$17,853
Apr-2023	$16,354	$23,240	$18,057
Apr-2024	$17,606	$28,507	$20,986
Apr-2025	$18,792	$31,955	$22,633

Average Annual Total Returns

	1 Year	5 Years	10 Years
Sound Mind Investing Fund	6.74%	10.92%	6.51%
S&P 500 Index TR	12.10%	15.61%	12.32%
SMI Custom Index*	7.84%	12.54%	8.51%

* The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$95,661,634
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$436,037
Portfolio Turnover	64%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	53.9%
Aegis Value Fund, Inc., Institutional Class	8.6%
Cambria Global Value ETF	8.4%
Fidelity Investments Money Market Government Portfolio, Institutional Class	7.1%
First Trust STOXX® European Select Dividend Index Fund	6.4%
Kinetics Paradigm Fund, Institutional Class	4.4%
Kinetics Market Opportunities Fund, No Load Class	4.1%
Invesco International BuyBack Achievers ETF	3.2%
Global X Defense Tech ETF	1.2%
Fidelity Select Telecommunications Portfolio	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Sector Funds & ETF's	4.20
Money Markets, Cash & Cash Equivalents	6.79
Small Cap Funds	17.07
International Funds & ETFs	18.08
Large Cap Funds & ETFs	53.86

Material Fund Changes

Until February 28, 2025, the Advisor had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund. The contractual arrangement for the Fund expired on February 28, 2025 and was not renewed.  Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

Sound Mind Investing Fund

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SMIFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DANA LARGE CAP EQUITY FUND

DANA EPIPHANY SMALL CAP EQUITY FUND

DANA EPIPHANY EQUITY FUND

Semi-Annual Financial Statements

and Additional Information

April 30, 2025

Dana Investment Advisors, Inc.

20700 Swenson Drive, Suite 400

Waukesha, WI 53186

(855) 280-9648

www.danafunds.com

Dana Large Cap Equity Fund

Schedule of Investments

April 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.53%
Communications — 9.13%
Alphabet, Inc., Class A	14,000	$2,223,200
Meta Platforms, Inc., Class A	2,900	1,592,100
T-Mobile US, Inc.	5,000	1,234,750
Walt Disney Co. (The)	7,200	654,840
		5,704,890
Consumer Discretionary — 10.10%
Amazon.com, Inc.(a)	11,800	2,176,156
PulteGroup, Inc.	10,400	1,066,832
Restaurant Brands International, Inc.	15,400	991,760
Royal Caribbean Cruises Ltd.	5,000	1,074,550
TJX Cos., Inc. (The)	7,800	1,003,704
		6,313,002
Consumer Staples — 6.05%
Keurig Dr Pepper, Inc.	14,000	484,260
Kimberly-Clark Corp.	5,400	711,612
Kroger Co. (The)	19,200	1,386,432
Sysco Corp.	16,800	1,199,520
		3,781,824
Energy — 2.96%
Diamondback Energy, Inc.	6,000	792,060
Exxon Mobil Corp.	2,800	295,764
Schlumberger Ltd.	23,000	764,750
		1,852,574
Financials — 14.55%
American Express Co.	4,400	1,172,204
Bank of America Corp.	1,000	39,880
Bank of New York Mellon Corp. (The)	17,000	1,366,970
Interactive Brokers Group, Inc., Class A	7,700	1,323,245
JPMorgan Chase & Co.	5,200	1,272,024
Reinsurance Group of America, Inc.	6,600	1,236,246
Visa, Inc., Class A	3,800	1,312,900
Wells Fargo & Co.	19,300	1,370,493
		9,093,962
Health Care — 10.84%
AbbVie, Inc.	6,700	1,307,170
Boston Scientific Corp.(a)	12,000	1,234,440
Eli Lilly & Co.	1,500	1,348,425
IQVIA Holdings, Inc.(a)	3,200	496,224
McKesson Corp.	2,020	1,439,836
UnitedHealth Group, Inc.	2,300	946,312
		6,772,407
Industrials — 6.98%
Delta Air Lines, Inc.	22,300	928,349
L3Harris Technologies, Inc.	5,000	1,100,100
Parker-Hannifin Corp.	1,880	1,137,513

See accompanying notes which are an integral part of these financial statements.

1

Dana Large Cap Equity Fund

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.53% - continued
Industrials — 6.98% - continued
Vertiv Holdings Co., Class A	14,000	$1,195,320
		4,361,282
Materials — 1.98%
Graphic Packaging Holding Co.	23,700	599,847
Linde PLC	1,400	634,522
		1,234,369
Real Estate — 2.15%
Gaming and Leisure Properties, Inc.	15,000	717,900
Iron Mountain, Inc.	7,000	627,690
		1,345,590
Technology — 32.16%
Adobe, Inc.(a)	2,140	802,457
Apple, Inc.	19,400	4,122,500
Broadcom, Inc.	8,000	1,539,760
Dell Technologies, Inc., Class C	10,000	917,600
Lam Research Corp.	11,000	788,370
Microsoft Corp.	9,400	3,715,443
NVIDIA Corp.	32,200	3,507,224
Oracle Corp.	1,400	197,008
Salesforce, Inc.	3,960	1,064,092
ServiceNow, Inc.(a)	1,200	1,146,012
Uber Technologies, Inc.(a)	13,400	1,085,534
Workday, Inc., Class A(a)	4,900	1,200,500
		20,086,500
Utilities — 2.63%
CenterPoint Energy, Inc.	21,300	826,014
PPL Corp.	22,400	817,600
		1,643,614
Total Common Stocks (Cost $40,966,658)		62,190,014

MONEY MARKET FUNDS - 0.98%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(b)	611,658	611,658
Total Money Market Funds (Cost $611,658)		611,658

Total Investments — 100.51% (Cost $41,578,316)		62,801,672
Liabilities in Excess of Other Assets — (0.51)%		(317,882)
NET ASSETS — 100.00%		$62,483,790

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Dana Epiphany Small Cap Equity Fund

Schedule of Investments

April 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.69%
Communications — 1.21%
Magnite, Inc.(a)	26,836	$319,080

Consumer Discretionary — 8.18%
Acushnet Holdings Corp.	6,855	453,938
Boot Barn Holdings, Inc.(a)	3,825	399,101
Group 1 Automotive, Inc.	1,127	454,891
Kontoor Brands, Inc.	7,089	426,403
Modine Manufacturing Co.(a)	5,214	425,671
		2,160,004
Consumer Staples — 3.15%
e.l.f. Beauty, Inc.(a)	6,713	415,333
Simply Good Foods Co. (The)(a)	11,560	417,432
		832,765
Energy — 3.21%
Civitas Resources, Inc.	9,431	256,995
SM Energy Co.	12,743	290,413
Weatherford International PLC	7,286	301,640
		849,048
Financials — 19.04%
Atlantic Union Bancshares Corp.	16,672	461,814
AXIS Capital Holdings Ltd.	6,310	607,779
Evercore, Inc., Class A	2,507	514,662
Pinnacle Financial Partners, Inc.	4,918	492,980
PJT Partners, Inc., Class A	2,965	420,170
Primerica, Inc.	1,966	515,230
SouthState Corp.	5,701	494,733
Stifel Financial Corp.	5,442	466,325
Synovus Financial Corp.	11,766	509,703
Wintrust Financial Corp.	4,932	548,290
		5,031,686
Health Care — 17.55%
Alkermes PLC(a)	8,042	231,368
Axsome Therapeutics, Inc.(a)	3,851	432,429
Blueprint Medicines Corp.(a)	5,556	497,262
Cytokinetics, Inc.(a)	6,670	285,743
Denali Therapeutics, Inc.(a)	15,710	261,572
Ensign Group, Inc. (The)	3,871	499,320
Insmed, Inc.(a)	5,075	365,400
Lantheus Holdings, Inc.(a)	4,961	517,631
Madrigal Pharmaceuticals, Inc.(a)	1,000	333,910
Olema Pharmaceuticals, Inc.(a)	56,137	289,667
TG Therapeutics, Inc.(a)	8,624	392,478
TransMedics Group, Inc.(a)	5,728	527,032
		4,633,812
Industrials — 13.98%
Applied Industrial Technologies, Inc.	2,238	544,461
Cactus, Inc., Class A	7,756	294,263

See accompanying notes which are an integral part of these financial statements.

3

Dana Epiphany Small Cap Equity Fund

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.69% - continued
Industrials — 13.98% - continued
Clean Harbors, Inc.(a)	2,415	$516,665
FTI Consulting, Inc.(a)	3,010	500,503
Hub Group, Inc., Class A	12,949	409,059
Installed Building Products, Inc.	2,373	393,515
Powell Industries, Inc.	2,977	545,117
SPX Technologies, Inc.(a)	3,637	487,904
		3,691,487
Materials — 6.01%
Advanced Drainage Systems, Inc.	4,810	545,887
Avient Corp.	9,568	318,710
Eagle Materials, Inc.	1,668	377,619
Element Solutions, Inc.	16,896	344,847
		1,587,063
Real Estate — 5.96%
Agree Realty Corp.	7,032	545,754
STAG Industrial, Inc.	15,508	512,229
Tanger Factory Outlet Centers, Inc.	16,410	517,079
		1,575,062
Technology — 17.11%
Agilysys, Inc.(a)	5,312	394,947
CSG Systems International, Inc.	8,511	511,766
ExlService Holdings, Inc.(a)	11,002	533,378
Fabrinet(a)	2,255	462,410
i3 Verticals, Inc., Class A(a)	16,967	426,211
Integral Ad Science Holding Corp.(a)	41,763	295,264
PDF Solutions, Inc.(a)	18,887	346,576
SPS Commerce, Inc.(a)	3,232	463,825
Ultra Clean Holdings, Inc.(a)	16,912	316,339
Veeco Instruments, Inc.(a)	20,554	384,360
Verint Systems, Inc.(a)	21,676	382,365
		4,517,441
Utilities — 3.29%
Chesapeake Utilities Corp.	3,474	457,422
Clearway Energy, Inc., Class C	14,003	410,848
		868,270
Total Common Stocks (Cost $24,477,045)		26,065,718

MONEY MARKET FUNDS - 1.07%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(b)	281,565	281,565
Total Money Market Funds (Cost $281,565)		281,565

Total Investments — 99.76% (Cost $24,758,610)		26,347,283
Other Assets in Excess of Liabilities — 0.24%		62,112
NET ASSETS — 100.00%		$26,409,395

See accompanying notes which are an integral part of these financial statements.

4

Dana Epiphany Small Cap Equity Fund

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

5

Dana Epiphany Equity Fund

Schedule of Investments

April 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.86%
Communications — 9.26%
Alphabet, Inc., Class A	11,400	$1,810,320
Alphabet, Inc., Class C	3,000	482,670
Magnite, Inc.(a)	86,000	1,022,540
Meta Platforms, Inc., Class A	2,800	1,537,200
T-Mobile US, Inc.	4,000	987,800
		5,840,530
Consumer Discretionary — 10.32%
Amazon.com, Inc.(a)	11,800	2,176,156
Autoliv, Inc.	9,200	857,716
Genuine Parts Co.	6,800	799,340
Home Depot, Inc. (The)	1,000	360,490
PulteGroup, Inc.	10,000	1,025,800
Tapestry, Inc.	18,200	1,285,830
		6,505,332
Consumer Staples — 6.06%
Kimberly-Clark Corp.	9,600	1,265,088
Kroger Co. (The)	18,600	1,343,106
Sysco Corp.	17,000	1,213,800
		3,821,994
Energy — 3.01%
Diamondback Energy, Inc.	7,200	950,472
Exxon Mobil Corp.	3,900	411,957
Weatherford International PLC	13,000	538,200
		1,900,629
Financials — 11.93%
American Express Co.	4,200	1,118,922
Bank of America Corp.	30,400	1,212,352
Bank of New York Mellon Corp. (The)	17,000	1,366,970
JPMorgan Chase & Co.	5,200	1,272,024
Reinsurance Group of America, Inc.	6,800	1,273,708
Visa, Inc., Class A	3,700	1,278,350
		7,522,326
Health Care — 10.88%
Boston Scientific Corp.(a)	15,000	1,543,050
Elevance Health, Inc.	3,500	1,472,030
IQVIA Holdings, Inc.(a)	7,400	1,147,518
ResMed, Inc.	6,300	1,490,517
Zoetis, Inc., Class A	7,700	1,204,280
		6,857,395
Industrials — 7.58%
Clean Harbors, Inc.(a)	4,600	984,124
Howmet Aerospace, Inc.	12,000	1,662,960
Johnson Controls International PLC	14,200	1,191,380
Vertiv Holdings Co., Class A	11,000	939,180
		4,777,644
Materials — 2.04%
Graphic Packaging Holding Co.	24,000	607,440

See accompanying notes which are an integral part of these financial statements.

6

Dana Epiphany Equity Fund

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.86% - continued
Materials — 2.04% - continued
Linde PLC	1,500	$679,845
		1,287,285
Real Estate — 2.16%
Iron Mountain, Inc.	8,000	717,360
STAG Industrial, Inc.	19,500	644,085
		1,361,445
Technology — 33.13%
Apple, Inc.	19,400	4,122,500
Broadcom, Inc.	7,200	1,385,784
Cisco Systems, Inc.	21,000	1,212,330
Dell Technologies, Inc., Class C	9,800	899,248
Fiserv, Inc.(a)	6,000	1,107,420
Lam Research Corp.	11,000	788,370
Microsoft Corp.	9,600	3,794,496
NVIDIA Corp.	32,000	3,485,440
Salesforce, Inc.	3,600	967,356
ServiceNow, Inc.(a)	1,160	1,107,812
Uber Technologies, Inc.(a)	10,000	810,100
Workday, Inc., Class A(a)	4,900	1,200,500
		20,881,356
Utilities — 2.49%
Portland General Electric Co.	16,500	694,980
PPL Corp.	24,000	876,000
		1,570,980
Total Common Stocks (Cost $51,061,088)		62,326,916

MONEY MARKET FUNDS - 0.97%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(b)	613,226	613,226
Total Money Market Funds (Cost $613,226)		613,226

Total Investments — 99.83% (Cost $51,674,314)		62,940,142
Other Assets in Excess of Liabilities — 0.17%		104,382
NET ASSETS — 100.00%		$63,044,524

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

7

Dana Funds

Statements of Assets and Liabilities

April 30, 2025 - (Unaudited)

	Dana Large Cap Equity Fund	Dana Epiphany Small Cap Equity Fund	Dana Epiphany Equity Fund
Assets
Investments in securities at fair value (cost $41,578,316, $24,758,610 and $51,674,314) (Note 3)	$62,801,672	$26,347,283	$62,940,142
Receivable for fund shares sold	4,497	86,077	256,287
Dividends receivable	29,936	11,650	25,193
Prepaid expenses	14,497	11,170	16,071
Total Assets	62,850,602	26,456,180	63,237,693

Liabilities
Payable for fund shares redeemed	319,403	18,501	141,166
Payable to Adviser (Note 4)	16,304	1,779	22,272
Accrued Distribution (12b-1) fees (Note 4)	1,140	—	—
Payable to Administrator (Note 4)	9,057	7,751	8,382
Payable to trustees (Note 4)	2,885	2,885	2,885
Other accrued expenses	18,023	15,869	18,464
Total Liabilities	366,812	46,785	193,169
Net Assets	$62,483,790	$26,409,395	$63,044,524

Net Assets consist of:
Paid-in capital	$36,399,546	$24,550,832	$51,079,081
Accumulated earnings	26,084,244	1,858,563	11,965,443
Net Assets	$62,483,790	$26,409,395	$63,044,524
Institutional Class:
Net Assets	$57,012,308	$26,409,395	$63,044,524
Shares outstanding (unlimited number of shares authorized, no par value)	2,805,302	2,162,322	4,378,127
Net asset value, offering and redemption price per share (Note 2)	$20.32	$12.21	$14.40
Investor Class:
Net Assets	$5,471,482
Shares outstanding (unlimited number of shares authorized, no par value)	268,526
Net asset value, offering and redemption price per share (Note 2)	$20.38

See accompanying notes which are an integral part of these financial statements.

8

Dana Funds

Statements of Operations

For the six months ended April 30, 2025 - (Unaudited)

	Dana Large Cap Equity Fund	Dana Epiphany Small Cap Equity Fund	Dana Epiphany Equity Fund
Investment Income
Dividend income	$419,212	$173,050	$382,794
Total investment income	419,212	173,050	382,794

Expenses
Investment Adviser fees (Note 4)	223,855	112,739	210,749
Administration fees (Note 4)	24,101	19,191	21,546
Registration expenses	18,206	11,094	11,834
Fund accounting fees (Note 4)	17,233	14,361	14,361
Transfer agent fees (Note 4)	13,212	10,907	13,444
Audit and tax preparation fees	10,083	9,862	9,968
Trustee fees (Note 4)	8,750	8,750	8,750
Legal fees	8,628	8,306	8,306
Distribution (12b-1) fees, Investor Class (Note 4)	8,055	—	—
Custodian fees	4,663	2,964	4,957
Compliance service fees (Note 4)	4,614	4,614	4,614
Printing and postage expenses	3,437	2,712	3,804
Insurance expenses	1,752	1,691	1,800
Miscellaneous expenses	11,091	12,845	12,988
Total expenses	357,680	220,036	327,121
Fees contractually waived by Adviser (Note 4)	(91,386)	(77,226)	(51,338)
Net operating expenses	266,294	142,810	275,783
Net investment income	152,918	30,240	107,011

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,835,466	278,217	654,303
Net change in unrealized depreciation on investment securities	(6,605,068)	(4,133,638)	(2,769,055)
Net realized and change in unrealized loss on investments	(1,769,602)	(3,855,421)	(2,114,752)
Net decrease in net assets resulting from operations	$(1,616,684)	$(3,825,181)	$(2,007,741)

See accompanying notes which are an integral part of these financial statements.

9

Dana Funds

Statements of Changes in Net Assets

	Dana Large Cap Equity Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$152,918	$469,270
Net realized gain on investment securities transactions	4,835,466	13,279,484
Net change in unrealized appreciation (depreciation) of investment securities	(6,605,068)	13,222,720
Net increase (decrease) in net assets resulting from operations	(1,616,684)	26,971,474

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(12,188,895)	(7,484,373)
Investor Class	(1,225,804)	(2,215,598)
Total distributions	(13,414,699)	(9,699,971)

Capital Transactions – Institutional Class
Proceeds from shares sold	2,221,953	18,127,290
Reinvestment of distributions	8,748,448	4,682,358
Amount paid for shares redeemed	(5,296,365)	(34,352,949)
Total – Institutional Class	5,674,036	(11,543,301)

Capital Transactions – Investor Class
Proceeds from shares sold	80,828	75,938
Reinvestment of distributions	1,069,014	2,129,829
Amount paid for shares redeemed	(1,037,901)	(17,266,319)
Total – Investor Class	111,941	(15,060,552)
Net increase (decrease) in net assets resulting from capital transactions	5,785,977	(26,603,853)
Total Decrease in Net Assets	(9,245,406)	(9,332,350)

Net Assets
Beginning of period	71,729,196	81,061,546
End of period	$62,483,790	$71,729,196

Share Transactions - Institutional Class
Shares sold	98,839	785,277
Shares issued in reinvestment of distributions	399,683	221,305
Shares redeemed	(240,618)	(1,475,219)
Total – Institutional Class	257,904	(468,637)

Share Transactions - Investor Class
Shares sold	3,791	3,115
Shares issued in reinvestment of distributions	48,679	101,106
Shares redeemed	(47,634)	(750,832)
Total – Investor Class	4,836	(646,611)

See accompanying notes which are an integral part of these financial statements.

10

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Epiphany Small Cap Equity Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$30,240	$32,906
Net realized gain on investment securities transactions	278,217	1,491,947
Net change in unrealized appreciation (depreciation) of investment securities	(4,133,638)	6,272,356
Net increase (decrease) in net assets resulting from operations	(3,825,181)	7,797,209

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(1,422,241)	(67,727)
Total distributions	(1,422,241)	(67,727)

Capital Transactions – Institutional Class
Proceeds from shares sold	2,877,176	7,239,440
Reinvestment of distributions	1,409,301	66,663
Amount paid for shares redeemed	(4,507,645)	(6,420,324)
Total – Institutional Class	(221,168)	885,779
Net increase (decrease) in net assets resulting from capital transactions	(221,168)	885,779
Total Increase (Decrease) in Net Assets	(5,468,590)	8,615,261

Net Assets
Beginning of period	31,877,985	23,262,724
End of period	$26,409,395	$31,877,985

Share Transactions - Institutional Class
Shares sold	217,096	522,372
Shares issued in reinvestment of distributions	101,253	4,860
Shares redeemed	(335,052)	(474,539)
Total – Institutional Class	(16,703)	52,693

See accompanying notes which are an integral part of these financial statements.

11

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Epiphany Equity Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$107,011	$362,934
Net realized gain on investment securities transactions	654,303	3,480,325
Net change in unrealized appreciation (depreciation) of investment securities	(2,769,055)	14,956,565
Net increase (decrease) in net assets resulting from operations	(2,007,741)	18,799,824

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(1,081,645)	(404,951)
Total distributions	(1,081,645)	(404,951)

Capital Transactions – Institutional Class
Proceeds from shares sold	8,145,059	10,017,487
Reinvestment of distributions	1,057,155	392,341
Amount paid for shares redeemed	(7,632,710)	(23,816,024)
Total – Institutional Class	1,569,504	(13,406,196)
Net increase (decrease) in net assets resulting from capital transactions	1,569,504	(13,406,196)
Total Increase (Decrease) in Net Assets	(1,519,882)	4,988,677

Net Assets
Beginning of period	64,564,406	59,575,729
End of period	$63,044,524	$64,564,406

Share Transactions - Institutional Class
Shares sold	540,366	709,982
Shares issued in reinvestment of distributions	67,723	28,462
Shares redeemed	(497,375)	(1,735,987)
Total – Institutional Class	110,714	(997,543)

See accompanying notes which are an integral part of these financial statements.

12

Dana Large Cap Equity Fund – Institutional Class

Financial Highlights

(For a share oustanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$25.51		$20.64	$21.26	$29.20	$21.25	$22.69

Investment operations:
Net investment income	0.06		0.16	0.27	0.28	0.17	0.23
Net realized and unrealized gain (loss) on investments	(0.41)		7.40	1.01	(4.60)	8.39	0.86
Total from investment operations	(0.35)		7.56	1.28	(4.32)	8.56	1.09

Less distributions to shareholders from:
Net investment income	(0.06)		(0.18)	(0.28)	(0.25)	(0.17)	(0.23)
Net realized gains	(4.78)		(2.51)	(1.62)	(3.37)	(0.44)	(2.30)
Total distributions	(4.84)		(2.69)	(1.90)	(3.62)	(0.61)	(2.53)

Net asset value, end of period	$20.32		$25.51	$20.64	$21.26	$29.20	$21.25

Total Return(a)	(2.75	)%(b)	39.37%	6.44%	(17.16)%	40.89%	4.65%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$57,012		$64,988	$62,265	$82,373	$115,544	$91,379
Before waiver
Ratio of expenses to average net assets	1.02	%(c)	0.98%	0.91%	0.87%	0.86%	0.91%
After waiver
Ratio of expenses to average net assets	0.75	%(c)	0.75%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	0.47	%(c)	0.63%	1.21%	1.14%	0.65%	1.10%
Portfolio turnover rate(d)	13	%(b)	12%	55%	38%	30%	57%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

13

Dana Large Cap Equity Fund – Investor Class

Financial Highlights

(For a share oustanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$25.56		$20.65	$21.26	$29.20	$21.26	$22.69

Investment operations:
Net investment income	0.03		0.15	0.20	0.22	0.10	0.18
Net realized and unrealized gain (loss) on investments	(0.40)		7.35	1.03	(4.60)	8.39	0.87
Total from investment operations	(0.37)		7.50	1.23	(4.38)	8.49	1.05

Less distributions to shareholders from:
Net investment income	(0.03)		(0.08)	(0.22)	(0.19)	(0.11)	(0.18)
Net realized gains	(4.78)		(2.51)	(1.62)	(3.37)	(0.44)	(2.30)
Total distributions	(4.81)		(2.59)	(1.84)	(3.56)	(0.55)	(2.48)

Net asset value, end of period	$20.38		$25.56	$20.65	$21.26	$29.20	$21.26

Total Return(a)	(2.82	)%(b)	38.97%	6.22%	(17.38)%	40.48%	4.43%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,471		$6,741	$18,797	$19,932	$26,537	$24,615
Before waiver
Ratio of expenses to average net assets	1.27	%(c)	1.22%	1.16%	1.12%	1.11%	1.16%
After waiver
Ratio of expenses to average net assets	1.00	%(c)	0.99%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	0.22	%(c)	0.43%	0.95%	0.89%	0.40%	0.85%
Portfolio turnover rate(d)	13	%(b)	12%	55%	38%	30%	57%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

14

Dana Epiphany Small Cap Equity Fund – Institutional Class
Financial Highlights

(For a share oustanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.63		$10.94	$11.62	$15.91	$9.82	$10.24

Investment operations:
Net investment income (loss)	0.01		0.01	0.04	0.01	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	(1.77)		3.71	(0.14)	(3.02)	6.12	(0.42)
Total from investment operations	(1.76)		3.72	(0.10)	(3.01)	6.09	(0.41)

Less distributions to shareholders from:
Net investment income	(0.01)		(0.03)	(0.04)	—	—	(0.01)
Net realized gains	(0.65)		—	(0.54)	(1.28)	—	—
Total distributions	(0.66)		(0.03)	(0.58)	(1.28)	—	(0.01)

Net asset value, end of period	$12.21		$14.63	$10.94	$11.62	$15.91	$9.82

Total Return(a)	(12.60	)%(b)	34.04%	(0.81)%	(20.59)%	62.02%	(4.04)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26,409		$31,878	$23,263	$13,458	$17,439	$9,861
Before waiver
Ratio of expenses to average net assets	1.46	%(c)	1.47%	1.52%	1.95%	2.05%	2.58%
After waiver
Ratio of expenses to average net assets	0.95	%(c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.20	%(c)	0.11%	0.33%	0.06%	(0.24)%	0.02%
Portfolio turnover rate	21	%(b)	47%	59%	82%	92%	88%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

15

Dana Epiphany Equity Fund – Institutional Class
Financial Highlights

(For a share oustanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$15.13		$11.32	$11.51	$13.97	$10.25	$11.58

Investment operations:
Net investment income	0.03		0.08	0.11	0.11	0.06	0.09
Net realized and unrealized gain (loss) on investments	(0.50)		3.82	(0.19)	(2.27)	3.87	0.47
Total from investment operations	(0.47)		3.90	(0.08)	(2.16)	3.93	0.56

Less distributions to shareholders from:
Net investment income	(0.02)		(0.09)	(0.11)	(0.11)	(0.06)	(0.10)
Net realized gains	(0.24)		—	—	(0.19)	(0.15)	(1.79)
Total distributions	(0.26)		(0.09)	(0.11)	(0.30)	(0.21)	(1.89)

Net asset value, end of period	$14.40		$15.13	$11.32	$11.51	$13.97	$10.25

Total Return(a)	(3.26	)%(b)	34.49%	(0.71)%	(15.76)%	38.70%	4.76%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$63,045		$64,564	$59,576	$72,991	$67,557	$13,062
Before waiver
Ratio of expenses to average net assets	1.01	%(c)	1.01%	0.98%	0.96%	1.12%	2.00%
After waiver
Ratio of expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.33	%(c)	0.57%	0.90%	0.91%	0.57%	0.89%
Portfolio turnover rate	17	%(b)	37%	60%	33%	18%	67%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

16

Dana Funds

Notes to the Financial Statements

April 30, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany Equity Fund (the “Epiphany Equity Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

The Large Cap Fund currently offers Investor Class shares and Institutional Class shares. The Small Cap Fund and Epiphany Equity Fund currently offer Institutional Class shares. The only difference between the classes is the Investor Class 12b-1 fee that is discussed in Note 4. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

17

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

18

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, at least quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV per share of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

19

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

20

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$62,190,014	$—	$—	$62,190,014
Money Market Funds	611,658	—	—	611,658
Total	$62,801,672	$—	$—	$62,801,672

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$26,065,718	$—	$—	$26,065,718
Money Market Funds	281,565	—	—	281,565
Total	$26,347,283	$—	$—	$26,347,283

Epiphany Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$62,326,916	$—	$—	$62,326,916
Money Market Funds	613,226	—	—	613,226
Total	$62,940,142	$—	$—	$62,940,142

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

21

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement for each Fund, manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65%, 0.75% and 0.65% of the average daily net assets of the Large Cap Fund, the Small Cap Fund and the Epiphany Equity Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2026, but only to the extent necessary so that the Funds’ net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired fund fees and expenses”) do not exceed 0.75% of the average daily net assets of the Institutional Class and the Investor Class for the Large Cap Fund, 0.95% of the average daily net assets of the Institutional Class for the Small Cap Fund, and 0.85% of the average daily net assets of the Institutional Class for the Epiphany Equity Fund..

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the waiver or expense reimbursement, and the expense limitation in effect at the time of the repayment. The expense limitation agreements may not be terminated except by mutual consent of the Adviser and the Board.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable Through	Large Cap Fund	Small Cap Fund	Epiphany Fund
October 31, 2025	$88,208	$83,547	$47,329
October 31, 2026	185,548	143,132	85,812
October 31, 2027	182,241	153,069	101,548
April 30, 2028	91,386	77,226	51,338

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting.

22

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended April 30, 2025.

The Trust, with respect to the Large Cap Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Large Cap Fund will pay the Distributor and any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating at a rate of 0.25% of the average daily net assets for the Investor Class shares in connection with the promotion and distribution of the Large Cap Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Class shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Large Cap Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Large Cap Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Fund	$8,904,385	$16,097,341
Small Cap Fund	6,382,977	8,025,644
Epiphany Fund	11,430,970	10,858,474

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2025.

23

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Gross unrealized appreciation	$22,633,861	$4,040,593	$13,302,752
Gross unrealized depreciation	(1,410,505)	(2,451,920)	(2,036,924)
Net unrealized appreciation/(depreciation) on investments	21,223,356	1,588,673	11,265,828
Tax cost of investments	41,578,316	24,758,610	51,674,314

At April 30, 2025, the difference between book basis and tax basis unrealized appreciation for the Large Cap Fund, Small Cap Fund and Epiphany Equity Fund was attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended October 31, 2024, the Funds’ most recent fiscal year end, were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Distributions paid from:
Ordinary income(a)	$551,947	$43,745	$404,951
Long-term capital gains	9,148,024	23,982	—
Total distributions paid	$9,699,971	$67,727	$404,951

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Undistributed ordinary income	$2,579,094	$—	$30,356
Undistributed long-term capital gains	10,736,596	1,399,901	1,002,889
Unrealized appreciation on investments	27,799,937	5,706,085	14,021,584
Total accumulated earnings	$41,115,627	$7,105,986	$15,054,829

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the

24

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2025, the Large Cap Fund and Epiphany Equity Fund had 32.16% and 33.13% of the value of their net assets invested in stocks within the Technology sector, respectively.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

25

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

26

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (855) 280-9648 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Slow Capital Growth Fund

Semi-Annual Financial Statements

and Additional Information

April 30, 2025

Slow Capital, Inc.

300-B Crakes Landing Rd, Suite 190

Greenbrae, CA 94904

(833) 377-2715

Slow Capital Growth Fund

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.80%
Communications — 14.31%
Alphabet, Inc., Class A	14,026	$2,227,329
Netflix, Inc.(a)	3,299	3,733,544
Spotify Technology S.A.(a)	5,136	3,153,401
		9,114,274
Consumer Discretionary — 17.05%
Amazon.com, Inc.(a)	15,315	2,824,392
MercadoLibre, Inc.(a)	1,389	3,237,551
Ross Stores, Inc.	12,665	1,760,435
Tesla, Inc.(a)	10,747	3,032,374
		10,854,752
Consumer Staples — 4.75%
Clorox Co. (The)	8,602	1,224,065
Costco Wholesale Corp.	1,813	1,803,028
		3,027,093
Energy — 1.71%
First Solar, Inc.(a)	8,656	1,089,098

Financials — 1.94%
Chubb Ltd.	4,325	1,237,296

Health Care — 12.20%
Illumina, Inc.(a)	15,398	1,194,885
Intuitive Surgical, Inc.(a)	5,055	2,607,368
Mettler-Toledo International, Inc.(a)	1,042	1,115,534
Regeneron Pharmaceuticals, Inc.	2,984	1,786,700
Repligen Corp.(a)	7,722	1,065,559
		7,770,046
Industrials — 2.27%
Deere & Co.	3,124	1,448,161

Real Estate — 2.14%
American Tower Corp.	6,047	1,363,054

Technology — 42.43%
Accenture PLC, Class A	4,048	1,210,959
Analog Devices, Inc.	8,908	1,736,347
Apple, Inc.	9,912	2,106,300
Autodesk, Inc.(a)	6,335	1,737,374
Broadcom, Inc.	15,530	2,989,059
CrowdStrike Holdings, Inc., Class A(a)	5,787	2,481,871
Datadog, Inc., Class A(a)	18,320	1,871,571
HubSpot, Inc.(a)	3,078	1,882,197
Nvidia Corp.	24,555	2,674,531
ON Semiconductor Corp.(a)	29,687	1,178,574
ServiceNow, Inc.(a)	2,826	2,698,859
Synopsys, Inc.(a)	3,865	1,774,074
Veeva Systems, Inc., Class A(a)	5,189	1,212,617

See accompanying notes which are an integral part of these financial statements.

1

Slow Capital Growth Fund

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.80% - continued
Technology — 42.43% - continued
Workday, Inc., Class A(a)	5,958	$1,459,710
		27,014,043
Total Common Stocks (Cost $67,164,800)		62,917,817

Other Assets in Excess of Liabilities — 1.20%		761,963
NET ASSETS — 100.00%		$63,679,780

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

2

Slow Capital Growth Fund

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $67,164,800) (Note 3)	$62,917,817
Cash and Cash Equivalents	809,767
Dividends and interest receivable	21,626
Prepaid expenses	4,603
Total Assets	63,753,813

Liabilities
Payable to Adviser (Note 4)	27,566
Payable to affiliates (Note 4)	25,037
Payable to Trustees	3,499
Other accrued expenses	17,931
Total Liabilities	74,033
Net Assets	$63,679,780

Net Assets consist of:
Paid-in capital	$68,004,376
Accumulated deficits	(4,324,596)
Net Assets(a)	$63,679,780
Shares outstanding (unlimited number of shares authorized, no par value)	7,137,436
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$8.92

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

3

Slow Capital Growth Fund

Statement of Operations

For the Period Ended April 30, 2025(a) (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $934)	$77,105
Interest income	15,647
Total investment income	92,752

Expenses
Investment Adviser fees (Note 4)	85,245
Administration (Note 4)	33,521
Transfer agent fees (Note 4)	11,319
Audit and tax preparation fees	8,692
Compliance service fees (Note 4)	8,418
Legal fees	7,816
Trustee fees	7,390
Printing and postage expenses	5,839
Custodian fees	2,405
Registration expenses	392
Insurance expenses	2
Miscellaneous	10,910
Total expenses	181,949
Fees contractually waived by Adviser (Note 4)	(11,584)
Net operating expenses	170,365
Net investment loss	(77,613)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net change in unrealized depreciation of investment securities	(4,246,983)
Net realized and change in unrealized loss on investments	(4,246,983)
Net decrease in net assets resulting from operations	$(4,324,596)

(a)	For the period December 6, 2024 (commencement of operations) to April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

4

Slow Capital Growth Fund

Statements of Changes in Net Assets

For the Period Ended April 30, 2025(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(77,613)
Net change in unrealized depreciation of investment securities	(4,246,983)
Net decrease in net assets resulting from operations	(4,324,596)

Capital Transactions
Proceeds from shares sold	68,004,413
Amount paid for shares redeemed	(38)
Proceeds from redemption fees(b)	1
Net increase in net assets resulting from capital transactions	68,004,376
Total Increase in Net Assets	63,679,780

Net Assets
Beginning of period	$—
End of period	$63,679,780

Share Transactions
Shares sold	7,137,440
Shares redeemed	(4)
Net increase in shares outstanding	7,137,436

(a)	For the period December 6, 2024 (commencement of operations) to April 30, 2025.
(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

5

Slow Capital Growth Fund

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended April 30, 2025(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(1.07)
Total from investment operations	(1.08)

Less distributions to shareholders from:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$8.92

Total Return(b)	(10.80	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$63,680
Ratio of expenses to average net assets after expense waiver	0.99	%(d)
Ratio of expenses to average net assets before expense waiver	1.05	%(d)
Ratio of net investment loss to average net assets after expense waiver	(0.45	)%(d)
Portfolio turnover rate	—	%(c)

(a)	For the period December 6, 2024 (commencement of operations) to April 30, 2025.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Slow Capital Growth Fund

Notes to the Financial Statements

April 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Slow Capital Growth Fund (the “Fund”) is a diversified series of Valued Advisers Trust (the “Trust”). The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Slow Capital, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

7

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

As of and during the period ended April 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the period ended April 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Redemption Fees – The Fund charges a 2.00% redemption fee, for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily net asset value (“NAV”) calculation.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

8

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

9

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee,

10

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$62,917,817	$—	$—	$62,917,817
Total	$62,917,817	$—	$—	$62,917,817

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended April 30, 2025, the Adviser earned a fee of $85,245 from the Fund before the waivers described below. At April 30, 2025, the Fund owed the Adviser $27,566.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until February 28, 2027, so that total annual operating expenses do not exceed 1.00%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro

11

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the six months ended April 30, 2025, the Adviser waived fees of $11,584.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of April 30, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
July 31, 2028	11,584

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the period ended April 30, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2025, purchases and sales of investment securities, other than short-term investments, were $67,164,800 and $–, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended April 30, 2025.

12

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$3,170,064
Gross unrealized depreciation	(7,417,047)
Net unrealized depreciation on investments	$(4,246,983)
Tax cost of investments	$67,164,800

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2025, the Fund had 42.43% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on September 3-4, 2024, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Slow Capital Agreement”) between Valued Advisers Trust (the “Trust”) and Slow Capital, Inc. (“Slow Capital”) with respect to the Slow Capital Growth Fund (the “Slow Capital Fund”). Slow Capital provided written information to the Board to assist the Board in its considerations.

The Board discussed the proposed contractual arrangements between Slow Capital and the Trust with respect to the Slow Capital Fund. Trust counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Slow Capital. The Trustees considered the information provided for their review in advance of the meeting, which included, among other things, a letter from counsel to Slow Capital, Slow Capital’s response to that letter, financial information relating to Slow Capital, and Slow Capital’s Form ADV. The Board did not identify any particular information that was most relevant to its consideration to approve the Slow Capital Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Slow Capital. In this regard, the Board considered responsibilities that Slow Capital would have under the Slow Capital Agreement. The Trustees considered the services proposed to be provided by Slow Capital to the Slow Capital Fund, including without limitation: Slow Capital’s procedures for formulating investment recommendations and assuring compliance with the Slow Capital Fund’s investment objectives and limitations; the efforts of Slow Capital during the Slow Capital Fund’s start-up phase, its anticipated coordination of services for the Slow Capital Fund among the Slow Capital Fund’s service providers, and its anticipated efforts to promote the Slow Capital Fund and grow its assets. The Trustees considered Slow Capital’s continuity of, and commitment to retain, qualified personnel and Slow Capital’s commitment to maintain and enhance its resources and systems, and Slow Capital’s cooperation with the Board and counsel for the Slow Capital Fund. The Trustees considered Slow Capital’s personnel, including the education and experience of Slow Capital’s personnel. After considering the foregoing information and further information in the Meeting materials provided by Slow Capital (including Slow Capital’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services proposed to be provided by Slow Capital will be satisfactory and adequate for the Slow Capital Fund.

14

Additional Information (Unaudited) (continued)

2. Investment Performance of the Slow Capital Fund and Slow Capital. The Board noted that the Slow Capital Fund had not commenced operations and, thus, did not have investment performance information to review. The Trustees reviewed information regarding the performance of Slow Capital’s accounts with a strategy similar to the Slow Capital Fund. The Board reflected upon their discussions with personnel of Slow Capital, a review of such persons’ background and qualifications, and the anticipated implementation of the Slow Capital Fund’s investment strategies. After reviewing the information provided, the Board concluded, in light of the foregoing factors, that the investment performance of Slow Capital was satisfactory.

3. The costs of the services to be provided and profits to be realized by Slow Capital from the relationship with the Slow Capital Fund. In this regard, the Board considered: the financial condition of Slow Capital and the level of commitment to the Slow Capital Fund and Slow Capital by the principals of Slow Capital; the projected asset levels of the Slow Capital Fund; Slow Capital’s payment of startup costs for the Slow Capital Fund; and the overall anticipated expenses of the Slow Capital Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Slow Capital in managing the Slow Capital Fund. The Board compared the expected fees and expenses of the Slow Capital Fund (including the management fee) to other funds included in its expected Morningstar category and its custom peer group. They noted that the Slow Capital Fund’s proposed management fee was below the category average and median, and the expected net expense ratio was above the category median and the category average. They also noted that the proposed management fee was lower than the peer group average and median and the expected net expense ratio was higher than the peer group average and median. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Slow Capital by the Slow Capital Fund were fair and reasonable in light of the services to be provided.

4. The extent to which economies of scale would be realized as the Slow Capital Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Slow Capital Fund’s investors. In this regard, the Board considered the Slow Capital Fund’s fee arrangements with Slow Capital. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Slow Capital Fund would benefit from the Expense Limitation Agreement. The Board also noted that the Slow Capital Fund would benefit from economies of scale under the Trust’s agreements with service providers other than Slow Capital. Following further discussion of the Slow Capital Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Slow Capital Fund’s fee arrangements with Slow Capital were fair and reasonable in relation to the nature and quality of the services to be provided by Slow Capital.

5. Possible conflicts of interest and benefits to Slow Capital. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Slow Capital Fund; the basis of decisions to buy or sell securities for the Slow Capital Fund and/or Slow Capital’s other accounts; the substance and administration of Slow Capital’s code of ethics and other relevant policies described in Slow Capital’s Form ADV. Following further consideration and discussion, the Board determined that Slow Capital’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and

15

Additional Information (Unaudited) (continued)

the anticipated benefits to be realized by Slow Capital from managing the Slow Capital Fund were acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the Slow Capital Agreement.

16

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at 833-377-2715 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Kovitz Core Equity ETF

Semi-Annual Financial Statements

and Additional Information

April 30, 2025

Fund Adviser:

Kovitz Investment Group Partners, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

Toll Free (877) 714-2327

Kovitz Core Equity ETF

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS —96.04%
Communications — 11.51%
Alphabet, Inc., Class A	24,678	$3,918,866
Alphabet, Inc., Class C	266,065	42,807,198
Meta Platforms, Inc., Class A	71,990	39,522,510
Universal Music Group NV - ADR	3,081,745	44,931,842
		131,180,416
Consumer Discretionary — 10.04%
Amazon.com, Inc.(a)	273,965	50,524,625
CarMax, Inc.(a)	496,333	32,097,855
Floor & Decor Holdings, Inc., Class A(a)	151,070	10,792,441
Lowe's Companies, Inc.	93,982	21,010,616
		114,425,537
Consumer Staples — 8.36%
Dollar Tree, Inc.(a)	428,273	35,019,883
Philip Morris International, Inc.	351,940	60,308,439
		95,328,322
Financials — 24.89%
American Express Co.	78,765	20,983,784
Aon PLC, Class A	93,224	33,074,943
Berkshire Hathaway, Inc., Class B(a)	72,225	38,513,980
Charles Schwab Corp. (The)	702,967	57,221,514
Fiserv, Inc.(a)	195,105	36,010,530
Intercontinental Exchange, Inc.	304,550	51,155,264
Visa, Inc., Class A	135,155	46,696,053
		283,656,068
Health Care — 7.42%
Abbott Laboratories	5,962	779,532
Becton, Dickinson and Co.	220,398	45,642,222
Stryker Corp.	4,085	1,527,463
Thermo Fisher Scientific, Inc.	85,425	36,647,325
		84,596,542
Industrials — 15.64%
Amentum Holdings, Inc.(a)	938,677	20,481,932
Ashtead Group PLC - ADR	157,881	33,966,518
Hayward Holdings, Inc.(a)	851,079	11,344,883
Jacobs Solutions, Inc.	339,724	42,057,831
Keysight Technologies, Inc.(a)	249,347	36,255,054
PACCAR, Inc.	378,690	34,161,625
		178,267,843
Materials — 1.06%
PPG Industries, Inc.	111,101	12,094,455

Technology — 17.12%
Adobe, Inc.(a)	52,868	19,824,443
Advanced Micro Devices, Inc.(a)	203,534	19,814,035
Analog Devices, Inc.	95,024	18,522,078
Apple, Inc.	73,745	15,670,813
Applied Materials, Inc.	137,047	20,654,353

See accompanying notes which are an integral part of these financial statements.

1

Kovitz Core Equity ETF

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.04% - continued
Technology — 17.12% - continued
Arista Networks, Inc.(a)	229,580	$18,887,546
Microsoft Corp.	96,079	37,976,185
Oracle Corp.	152,916	21,518,340
Salesforce, Inc.	82,783	22,244,620
		195,112,413
Total Common Stocks/Investments — 96.04% (Cost $898,827,957)		1,094,661,596

Other Assets in Excess of Liabilities — 3.96%		45,156,709
NET ASSETS — 100.00%		$1,139,818,305

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Kovitz Core Equity ETF

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $898,827,957) (Note 3)	$1,094,661,596
Cash	45,570,770
Dividends and interest receivable	318,683
Tax reclaims receivable	61,525
Total Assets	1,140,612,574

Liabilities
Payable to Adviser (Note 4)	794,269
Total Liabilities	794,269
Net Assets	$1,139,818,305

Net Assets consist of:
Paid-in capital	$920,345,147
Accumulated earnings	219,473,158
Net Assets	$1,139,818,305
Shares outstanding (unlimited number of shares authorized, no par value)	49,973,196
Net asset value, offering and redemption price per share (Note 2)	$22.81

See accompanying notes which are an integral part of these financial statements.

3

Kovitz Core Equity ETF

Statement of Operations

For the Six Months Ended April 30, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $12,018)	$5,949,187
Interest income	855,948
Total investment income	6,805,135

Expenses
Investment Adviser fees (Note 4)	5,845,648
Total expenses	5,845,648
Net operating expenses	5,845,648
Net investment income	959,487

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	(32,503,227)
In-kind transactions	92,005,178
Net change in unrealized depreciation on:
Investment securities transactions	(81,314,763)
Net realized and change in unrealized loss on investments	(21,812,812)
Net decrease in net assets resulting from operations	$(20,853,325)

See accompanying notes which are an integral part of these financial statements.

4

Kovitz Core Equity ETF

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$959,487	$4,026,677
Net realized gain on investment securities transactions	59,501,951	110,362,528
Net change in unrealized appreciation (depreciation) of investment securities	(81,314,763)	171,638,165
Net increase (decrease) in net assets resulting from operations	(20,853,325)	286,027,370

Distributions to Shareholders from Earnings (Note 2)	(3,899,002)	(2,460,068)

Capital Transactions
Proceeds from shares sold	204,372,555	320,508,463
Amount paid for shares redeemed	(199,269,405)	(276,777,154)
Net increase in net assets resulting from capital transactions	5,103,150	43,731,309
Total Increase (Decrease) in Net Assets	(19,649,177)	327,298,611

Net Assets
Beginning of period	1,159,467,482	832,168,871
End of period	$1,139,818,305	$1,159,467,482

Share Transactions
Shares sold	8,625,000	14,900,000
Shares redeemed	(8,450,000)	(12,750,000)
Net increase in shares outstanding	175,000	2,150,000

See accompanying notes which are an integral part of these financial statements.

5

Kovitz Core Equity ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$23.28		$17.46	$17.74	$26.41	$17.94	$18.81

Investment operations:
Net investment income (loss)	0.02		0.08	0.06	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	(0.41)		5.79	1.47	(4.44)	9.10	0.05
Total from investment operations	(0.39)		5.87	1.53	(4.48)	9.06	0.08

Less distributions to shareholders from:
Net investment income	(0.08)		(0.05)	(0.01)	—	— (a)	(0.17)
Net realized gains	—		—	(1.80)	(4.19)	(0.59)	(0.78)
Total distributions	(0.08)		(0.05)	(1.81)	(4.19)	(0.59)	(0.95)

Net asset value, end of period	$22.81		$23.28	$17.46	$17.74	$26.41	$17.94
Market price, end of period	$22.79		$23.25	$17.48	$—	$—	$—

Total Return(b)	(1.70	)%(c)	33.68%	9.47%	(20.01)%	51.56%	0.23%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,139,818		$1,159,467	$832,169	$76,576	$99,367	$77,665
Ratio of expenses to average net assets after expense waiver	0.99	%(d)	0.99%	0.99%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	0.99	%(d)	0.99%	1.00%	1.30%	1.28%	1.34%
Ratio of net investment income (loss) to average net assets after expense waiver	0.16	%(d)	0.39%	0.26%	(0.18)%	(0.17)%	0.15%
Portfolio turnover rate(e)	21	%(c)	25%	20%	26%	20%	46%

(a)	Rounds to less than $0.005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Kovitz Core Equity ETF

Notes to the Financial Statements

April 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Kovitz Core Equity ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

7

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

As of and during the six months ended April 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization

8

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

9

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,094,661,596	$—	$—	$1,094,661,596
Total	$1,094,661,596	$—	$—	$1,094,661,596

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

10

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.99% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the Adviser earned a fee of $5,845,649 from the Fund. At April 30, 2025, the Fund owed the Adviser $794,269.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2025, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were $268,525,577 and $237,015,122, respectively.

For the six months ended April 30, 2025, purchases and sales for in-kind transactions were $193,208,083 and $194,061,274, respectively.

For the six months ended April 30, 2025, the Fund had in-kind net realized gains of $92,005,178.

11

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended April 30, 2025, the Fund received $10,200 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$223,623,163
Gross unrealized depreciation	(32,267,187)
Net unrealized appreciation on investments	$195,355,976
Tax cost of investments	$903,305,620

12

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

At April 30, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on organizational expense amortization and tax deferral of wash sales.

The tax character of distributions paid for the fiscal year ended October 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,460,068
Total distributions paid	$2,460,068

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$2,671,545
Accumulated Capital and Other Losses	(31,116,799)
Unrealized Appreciation on Investments	272,670,739
Total Accumulated Earnings	$244,225,485

As of October 31, 2024, the Fund had short-term and long-term capital loss carryforwards of $7,528,657 and $23,587,613, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

14

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 714-2327 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Sound Mind Investing Fund (SMIFX)

SMI Dynamic Allocation Fund (SMIDX)

SMI Multi-Strategy Fund (SMILX)

Semi-Annual Financial Statements

and Additional Information

April 30, 2025

Funds’ Adviser:

SMI Advisory Services, LLC

4400 Ray Boll Blvd.

Columbus, IN 47203

(877) 764-3863

(877) SMI-FUND

www.smifund.com

Sound Mind Investing Fund

Schedule of Investments

April 30, 2025 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 75.12%
Cambria Global Value ETF	315,540	$8,076,246
First Trust STOXX® European Select Dividend Index Fund	427,620	6,127,795
Global X Defense Tech ETF	21,340	1,106,479
Invesco International BuyBack Achievers ETF	68,360	3,073,466
ProShares Ultra Communication Services ETF	9,180	716,449
ProShares Ultra Energy ETF	17,850	539,427
ProShares Ultra Financials ETF	8,340	696,265
SMI 3Fourteen Full-Cycle Trend ETF(a)(b)	2,034,710	51,518,857
Total Exchange-Traded Funds (Cost $73,266,559)		71,854,984

MUTUAL FUNDS — 18.10%
Aegis Value Fund, Inc., Institutional Class	202,196	8,148,497
Artisan International Small Cap Fund, Investor Class(c)	100	1,768
Artisan International Value Fund, Investor Class(c)	40	2,013
Artisan Mid Cap Value Fund, Investor Class	117	1,719
Champlain Small Company Fund, Institutional Class(c)	100	2,061
Columbia Acorn Fund, Institutional Class(c)	137	1,466
Delaware Ivy Large Cap Growth Fund, Class I(c)	89	3,317
DFA International Small Cap Value Portfolio, Institutional Class	100	2,526
DFA International Small Company Portfolio, Institutional Class	100	2,149
DFA U.S. Small Cap Value Portfolio, Institutional Class	38	1,605
Fidelity Select Telecommunications Portfolio	17,007	958,333
Franklin Small Cap Value Fund, Advisor Class	29	1,536
Hartford International Opportunities Fund (The), Class Y	98	2,058
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	47	1,848
Janus Henderson Mid Cap Value Fund, Class T	111	1,633
Janus Henderson Venture Fund, Class T(c)	17	1,250
JOHCM International Select Fund, Institutional Class	100	2,403
JPMorgan Mid Cap Value Fund, Institutional Class	46	1,620
JPMorgan Small Cap Equity Fund, Select Class	31	1,535
JPMorgan Small Cap Growth Fund, Class L	100	1,916
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	42	1,730
Kinetics Market Opportunities Fund, No Load Class	45,960	3,949,359
Kinetics Paradigm Fund, Institutional Class(c)	27,630	4,202,006
Longleaf Partners Fund	79	1,759
Longleaf Partners Small-Cap Fund	100	2,674
Lord Abbett Developing Growth Fund, Inc., Institutional Class(c)	100	2,531
PRIMECAP Odyssey Aggressive Growth Fund	40	1,645
Prudential Jennison International Opportunities, Class Z(c)	64	2,024
Royce Premier Fund, Investment Class	157	1,533
T. Rowe Price International Discovery Fund, Investor Class	30	1,973
T. Rowe Price Mid-Cap Growth Fund, Investor Class(c)	17	1,596
T. Rowe Price New Horizons Fund, Investor Class(c)	32	1,606
T. Rowe Price Small-Cap Value Fund, Investor Class	32	1,550

See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS — 18.10% - continued
Virtus NFJ Small-Cap Value Fund, Institutional Class	162	$2,230
Wasatch International Growth Fund, Investor Class(c)	77	1,714
Total Mutual Funds (Cost $17,165,710)		17,317,183

MONEY MARKET FUNDS - 7.07%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(d)	6,767,475	6,767,475
Total Money Market Funds (Cost $6,767,475)		6,767,475

Total Investments — 100.29% (Cost $97,199,744)		95,939,642
Liabilities in Excess of Other Assets — (0.29)%		(278,008)
NET ASSETS — 100.00%		$95,661,634

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2025, the percentage of net assets invested in SMI 3Fourteen Full-Cycle Trend ETF was 53.85% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b)	Affiliated Company.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund

Schedule of Investments

April 30, 2025 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 76.01%
BNY Mellon US Large Cap Core Equity ETF	8,460	$895,068
Franklin FTSE Europe ETF	8,820	286,826
Grayscale Bitcoin Mini Trust ETF(a)	22,110	922,208
Invesco QQQ Trust, Series 1	6,240	2,966,933
iShares Core U.S. REIT ETF	4,890	273,547
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,220	2,723,256
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,070	1,625,577
iShares MSCI EAFE ETF	133,540	11,317,516
iShares MSCI Emerging Markets ex China ETF	4,930	279,728
iShares MSCI Global Metals & Mining Producers ETF(a)	7,690	270,380
ProShares S&P® 500® Dividend Aristocrats ETF	13,950	1,369,890
Schwab High Yield Bond ETF	136,580	3,546,983
Schwab Long-Term U.S. Treasury ETF	33,480	1,074,373
Schwab U.S. Tips ETF	50,660	1,359,208
SMI 3Fourteen Real Asset Allocation ETF(a)(b)	304,660	7,356,503
SPDR® Bloomberg 1-3 Month T-Bill ETF	122,620	11,246,707
SPDR® S&P® 500® ETF Trust	5,770	3,199,695
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(a)	67,510	1,366,402
Vanguard Energy Index Fund ETF	2,360	264,131
Vanguard Small-Cap Index Fund ETF	1,280	276,672
Total Exchange-Traded Funds (Cost $51,071,457)		52,621,603

MUTUAL FUNDS — 3.17%
AQR Diversifying Strategies Fund, Class I(a)	169,206	2,192,912
Total Mutual Funds (Cost $2,179,435)		2,192,912

CLOSED-END FUNDS — 19.93%
Sprott Physical Gold Trust(a)	548,770	13,796,078
Total Closed-End Funds (Cost $9,489,578)		13,796,078

MONEY MARKET FUNDS - 0.30%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(c)	206,192	206,192
Total Money Market Funds (Cost $206,192)		206,192

Total Investments — 99.41% (Cost $62,946,662)		68,816,785
Other Assets in Excess of Liabilities — 0.59%		405,531
NET ASSETS — 100.00%		$69,222,316

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund

Schedule of Investments

April 30, 2025 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 70.11%
BNY Mellon US Large Cap Core Equity ETF	2,470	$261,326
Cambria Global Value ETF	64,450	1,649,598
First Trust STOXX® European Select Dividend Index Fund	114,510	1,640,928
Franklin FTSE Europe ETF	3,210	104,389
Global X Defense Tech ETF	19,910	1,032,334
Grayscale Bitcoin Mini Trust ETF(a)	8,230	343,273
Invesco International BuyBack Achievers ETF	15,620	702,275
Invesco QQQ Trust, Series 1	2,270	1,079,317
iShares Core US REIT ETF	1,880	105,167
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,110	983,698
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,540	588,338
iShares MSCI EAFE ETF	48,200	4,084,950
iShares MSCI Emerging Markets ex China ETF	1,770	100,430
iShares MSCI Global Metals & Mining Producers ETF	2,890	101,612
ProShares S&P® 500® Dividend Aristocrats ETF	5,010	491,982
ProShares Ultra Energy ETF	17,850	539,427
Schwab High Yield Bond ETF	49,270	1,279,542
Schwab Long-Term U.S. Treasury ETF	12,220	392,140
Schwab U.S. Tips ETF	18,250	489,648
SMI 3Fourteen Full-Cycle Trend ETF(b)	412,260	10,438,423
SMI 3Fourteen Real Asset Allocation ETF(a)(b)	99,430	2,400,897
SPDR®Bloomberg 1-3 Month T-Bill ETF	46,290	4,245,719
SPDR®S&P® 500® ETF Trust	2,210	1,225,533
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(a)	24,080	487,379
Vanguard Energy Index Fund ETF	860	96,251
Vanguard Small-Cap Index Fund ETF	490	105,914
Total Exchange-Traded Funds (Cost $34,737,831)		34,970,490

MUTUAL FUNDS — 15.27%
Aegis Value Fund, Inc., Institutional Class	50,000	2,014,989
AQR Diversifying Strategies Fund, Class I(a)	60,828	788,337
Fidelity Select Telecommunications Portfolio	15,867	894,125
Invesco International Small-Mid Company Fund, Class Y(a)	100	3,905
Kinetics Market Opportunities Fund, Institutional Class	9,216	791,952
Kinetics Paradigm Fund, Institutional Class(a)	7,889	1,199,811
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	2,531
Profunds Communication Services UltraSector Fund, Investor Class	20,817	940,738
ProFunds Financials UltraSector Fund, Investor Class	23,662	979,148
Wasatch International Growth Fund, Investor Class(a)	100	2,223
Total Mutual Funds (Cost $7,687,966)		7,617,759

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

	Shares	Fair Value
CLOSED-END FUNDS — 10.45%
Sprott Physical Gold Trust(a)	207,380	$5,213,533
Total Closed-End Funds (Cost $3,695,852)		5,213,533

MONEY MARKET FUNDS - 3.11%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.26%(c)	1,548,900	1,548,900
Total Money Market Funds (Cost $1,548,900)		1,548,900

Total Investments — 98.94% (Cost $47,670,549)		49,350,682
Other Assets in Excess of Liabilities — 1.06%		528,356
NET ASSETS — 100.00%		$49,879,038

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Assets and Liabilities

April 30, 2025 - (Unaudited)

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Assets
Investments in securities at fair value (cost $44,570,910, $55,455,052 and $34,543,256) (Note 3)	$44,420,785	$61,460,282	$36,511,363
Investment in affiliates, at value (cost $52,628,834, $7,491,610 and $13,127,293)	51,518,857	7,356,503	12,839,319
Receivable for fund shares sold	1,525	384	—
Receivable for investments sold	—	8,063,175	2,948,582
Dividends receivable	1,386	327	852
Prepaid expenses	14,987	19,030	16,263
Total Assets	95,957,540	76,899,701	52,316,379

Liabilities
Payable for fund shares redeemed	206,118	6,883	2,561
Payable for investments purchased	—	7,591,770	2,383,391
Payable to Adviser (Note 4)	64,794	56,080	33,628
Payable to Administrator (Note 4)	7,667	6,925	6,925
Payable to trustees	2,743	2,379	2,379
Other accrued expenses	14,584	13,348	8,457
Total Liabilities	295,906	7,677,385	2,437,341
Net Assets	$95,661,634	$69,222,316	$49,879,038

Net Assets consist of:
Paid-in capital	93,309,969	58,896,103	46,352,827
Accumulated earnings	2,351,665	10,326,213	3,526,211
Net Assets	$95,661,634	$69,222,316	$49,879,038
Shares outstanding (unlimited number of shares authorized, no par value)	10,126,952	5,503,109	4,928,484
Net asset value, offering and redemption price per share (Note 2)	$9.45	$12.58	$10.12

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Operations

For the six months ended April 30, 2025 - (Unaudited)

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Investment Income
Dividend income	$288,875	$563,952	$375,232
Dividend income from affiliated investments	89,943	—	18,073
Interest income	—	144,388	50,657
Total investment income	378,818	708,340	443,962

Expenses
Investment Adviser fees (Note 4)	512,985	360,471	232,197
Administration fees (Note 4)	19,397	17,043	17,043
Fund accounting fees (Note 4)	14,876	14,876	14,876
Registration fees	11,327	11,522	10,844
Audit and tax preparation fees	9,720	9,720	9,720
Legal fees	9,407	9,252	9,425
Trustee fees (Note 4)	8,045	8,045	8,045
Printing and postage expenses	7,484	4,891	4,214
Transfer agent fees (Note 4)	7,121	7,439	7,439
Compliance service fees (Note 4)	5,060	4,959	4,959
Custodian fees	3,323	3,322	3,134
Line of credit	3,275	2,228	1,630
Insurance expenses	1,951	1,806	1,749
Interest expense	439	532	282
Miscellaneous expenses	18,864	15,223	11,959
Total expenses	633,274	471,329	337,516
Fees voluntarily waived by Adviser	(76,948)	—	(15,479)
Net operating expenses	556,326	471,329	322,037
Net investment income (loss)	(177,508)	237,011	121,925

Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	2,305,234	15,607	431,524
Net realized loss on affiliated investment securities	(44,303)	—	—
Net realized gain on investment securities transactions	1,939,918	4,641,591	1,566,992
Net change in unrealized depreciation on affiliated investment securities	(2,159,669)	(135,107)	(487,995)
Net change in unrealized depreciation on investment securities	(5,338,932)	(1,614,056)	(1,884,243)
Net realized and change in unrealized gain (loss) on investments	(3,297,752)	2,908,035	(373,722)
Net increase (decrease) in net assets resulting from operations	$(3,475,260)	$3,145,046	$(251,797)

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Changes in Net Assets

	Sound Mind Investing Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(177,508)	$(394,696)
Long term capital gain dividends from investment companies	2,305,234	865,214
Net realized gain on investment securities and affiliated transactions	1,895,615	15,460,164
Net change in unrealized appreciation (depreciation) of investment securities and affiliated transactions	(7,498,601)	8,141,557
Net increase (decrease) in net assets resulting from operations	(3,475,260)	24,072,239

Distributions to Shareholders from Earnings (Note 2)	(659,511)	(1,778,947)

Capital Transactions
Proceeds from shares sold	2,274,530	3,127,064
Reinvestment of distributions	653,563	1,752,876
Amount paid for shares redeemed	(8,812,528)	(19,106,009)
Net decrease in net assets resulting from capital transactions	(5,884,435)	(14,226,069)
Total Increase (Decrease) in Net Assets	(10,019,206)	8,067,223

Net Assets
Beginning of period	105,680,840	97,613,617
End of period	$95,661,634	$105,680,840

Share Transactions
Shares sold	230,981	336,775
Shares issued in reinvestment of distributions	66,016	204,775
Shares redeemed	(899,945)	(2,098,797)
Net decrease in shares outstanding	(602,948)	(1,557,247)

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Changes in Net Assets (continued)

	SMI Dynamic Allocation Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$237,011	$725,014
Long term capital gain dividends from investment companies	15,607	—
Net realized gain on investment securities transactions	4,641,591	5,156,231
Net change in unrealized appreciation (depreciation) of investment securities and affiliated transactions	(1,749,163)	7,158,701
Net increase in net assets resulting from operations	3,145,046	13,039,946

Distributions to Shareholders from Earnings (Note 2)	(4,435,891)	(143,010)

Capital Transactions
Proceeds from shares sold	2,359,021	2,532,643
Reinvestment of distributions	4,366,999	141,364
Amount paid for shares redeemed	(8,999,661)	(17,554,713)
Net decrease in net assets resulting from capital transactions	(2,273,641)	(14,880,706)
Total Decrease in Net Assets	(3,564,486)	(1,983,770)

Net Assets
Beginning of period	72,786,802	74,770,572
End of period	$69,222,316	$72,786,802

Share Transactions
Shares sold	184,003	212,374
Shares issued in reinvestment of distributions	358,244	12,303
Shares redeemed	(719,581)	(1,486,652)
Net decrease in shares outstanding	(177,334)	(1,261,975)

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Changes in Net Assets (continued)

	SMI Multi-Strategy Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$121,925	$90,696
Long term capital gain dividends from investment companies	431,524	188,142
Net realized gain on investment securities transactions	1,566,992	5,439,056
Net change in unrealized appreciation (depreciation) of investment securities and affiliated transactions	(2,372,238)	4,480,015
Net increase (decrease) in net assets resulting from operations	(251,797)	10,197,909

Distributions to Shareholders from Earnings (Note 2)	(3,033,172)	(445,150)

Capital Transactions
Proceeds from shares sold	4,083,030	5,685,251
Reinvestment of distributions	3,020,927	444,311
Amount paid for shares redeemed	(7,044,570)	(12,684,275)
Net increase (decrease) in net assets resulting from capital transactions	59,387	(6,554,713)
Total Increase (Decrease) in Net Assets	(3,225,582)	3,198,046

Net Assets
Beginning of period	53,104,620	49,906,574
End of period	$49,879,038	$53,104,620

Share Transactions
Shares sold	386,545	570,750
Shares issued in reinvestment of distributions	293,579	46,186
Shares redeemed	(664,643)	(1,271,324)
Net increase (decrease) in shares outstanding	15,481	(654,388)

See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Selected Per Share Data
Net asset value, beginning of period	$9.85		$7.94	$8.31	$13.66	$9.97	$9.64

Income from investment operations:
Net investment income (loss)(a)	(0.02)		(0.03)	0.15	0.55	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.32)		2.09	(0.44)	(1.59)	3.71	0.42
Total from investment operations	(0.34)		2.06	(0.29)	(1.04)	3.69	0.38

Less distributions to shareholders from:
Net investment income	—		(0.15)	(0.08)	(0.42)	—	(0.05)
Net realized gains	(0.06)		—	—	(3.89)	—	—
Total distributions	(0.06)		(0.15)	(0.08)	(4.31)	—	(0.05)

Net asset value, end of period	$9.45		$9.85	$7.94	$8.31	$13.66	$9.97

Total Return(b)	(3.45	)%(c)	26.20%	(3.52)%	(10.72)%	37.01%	3.92%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$95,662		$105,681	$97,614	$114,412	$150,117	$124,775
Ratio of expenses to average net assets after waiver(d)	1.08	%(e)	1.22%	1.21%	1.19%	1.17%	1.20%
Ratio of expenses to average net assets excluding interest expenses(d) (f)	1.08	%(e)	1.21%	1.20%	1.19%	1.16%	1.20%
Ratio of expenses to average net assets before waiver and reimbursement(d)	1.23	%(e)	1.24%	1.21%	1.19%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets(a)(d)	(0.35	)%(e)	(0.38)%	1.62%	4.87%	(0.09)%	(0.38)%
Portfolio turnover rate	63.61	%(c)	210.62%	205.91%	259.58%	300.02%	214.07%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.
(f)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Year Ended October 31,	For the Year Ended October 31,	For the Year Ended October 31,	For the Year Ended October 31,	For the Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$12.81		$10.77	$10.38	$13.97	$12.45	$12.17

Income from investment operations:
Net investment income (loss)(a)	0.05		0.13	0.05	— (b)	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.51		1.93	0.34	(2.55)	2.08	0.37
Total from investment operations	0.56		2.06	0.39	(2.55)	2.18	0.43

Less distributions to shareholders from:
Net investment income	(0.17)		(0.02)	—	(0.06)	(0.09)	(0.15)
Net realized gains	(0.62)		—	—	(0.98)	(0.57)	—
Total distributions	(0.79)		(0.02)	—	(1.04)	(0.66)	(0.15)

Net asset value, end of period	$12.58		$12.81	$10.77	$10.38	$13.97	$12.45

Total Return(c)	4.51	%(d)	19.16%	3.76%	(19.82)%	18.17%	3.55%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$69,222		$72,787	$74,771	$85,749	$119,964	$113,195
Ratio of expenses to average net assets(e)	1.31	%(f)	1.32%	1.22%	1.20%	1.17%	1.19%
Ratio of expenses to average net assets excluding interest expenses(e) (g)	1.30	%(f)	1.31%	1.22%	1.19%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets(a) (e)	0.66	%(f)	0.98%	0.49%	(0.04)%	0.80%	0.44%
Portfolio turnover rate	131.08	%(d)	194.72%	174.21%	317.28%	175.11%	275.33%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Year Ended October 31,	For the Year Ended October 31,	For the Year Ended October 31,	For the Year Ended October 31,	For the Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.81		$8.96	$9.00	$12.36	$9.88	$9.46

Income from investment operations:
Net investment income(a)	0.03		0.01	0.08	0.25	0.04	0.01
Net realized and unrealized gain (loss) on investments	(0.08)		1.92	(0.09)	(1.63)	2.48	0.45
Total from investment operations	(0.05)		1.93	(0.01)	(1.38)	2.52	0.46

Less distributions to shareholders from:
Net investment income	(0.05)		(0.08)	(0.03)	(0.25)	(0.04)	(0.04)
Net realized gains	(0.59)		—	—	(1.73)	—	—
Total distributions	(0.64)		(0.08)	(0.03)	(1.98)	(0.04)	(0.04)

Net asset value, end of period	$10.12		$10.81	$8.96	$9.00	$12.36	$9.88

Total Return(b)	(0.56	)%(c)	21.65%	(0.09)%	(13.29)%	25.51%	4.91%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$49,879		$53,105	$49,907	$55,910	$68,885	$56,291
Ratio of expenses to average net assets after waiver(d)	1.25	%(e)	1.30%	1.21%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets excluding interest expenses(d) (f)	1.24	%(e)	1.29%	1.20%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waiver and reimbursement(d)	1.32	%(e)	1.33%	1.22%	1.19%	1.14%	1.19%
Ratio of net investment income to average net assets(a) (d)	0.47	%(e)	0.17%	0.90%	2.20%	0.35%	0.09%
Portfolio turnover rate	111.67	%(c)	224.23%	196.14%	292.22%	231.35%	252.74%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.
(f)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Notes to the Financial Statements

April 30, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund seek total return. Total return is composed of both income and capital appreciation.

Each of the Funds is a “fund-of-funds” in which each Fund may invest in other investment companies, including exchange-traded and closed-end funds.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and long-term capital gains dividends from investment companies are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange- traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

SMI Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$71,854,984	$—	$—	$71,854,984
Mutual Funds	17,317,183	—	—	17,317,183
Money Market Funds	6,767,475	—	—	6,767,475
Total	$95,939,642	$—	$—	$95,939,642

SMI Dynamic Allocation Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,621,603	$—	$—	$52,621,603
Mutual Funds	2,192,912	—	—	2,192,912
Closed-End Funds	13,796,078	—	—	13,796,078
Money Market Funds	206,192	—	—	206,192
Total	$68,816,785	$—	$—	$68,816,785

SMI Multi-Strategy Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,970,490	$—	$—	$34,970,490
Mutual Funds	7,617,759	—	—	7,617,759
Closed-End Funds	5,213,533	—	—	5,213,533
Money Market Funds	1,548,900	—	—	1,548,900
Total	$49,350,682	$—	$—	$49,350,682

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Adviser is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

Fund Assets	SMI Fund Management Fee	SMI Dynamic Allocation Fund Management Fee	SMI Multi-Strategy Fund Management Fee
$1 – $100 million	1.00%	1.00%	0.90%
$100,000,001 – $250 million	1.00%	1.00%	0.80%
$250,000,001 to $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

Until February 28, 2025, the Adviser had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund, 1.30% with respect to the SMI Multi-Strategy Fund, and 1.45% with respect to the SMI Dynamic Allocation Fund. This contractual arrangement for each Fund expired February 28, 2025 and was not renewed. Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

Effective March 1, 2025, the Adviser has entered into an operating expense limitation agreement with respect to the SMI Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the SMI Multi-Strategy Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses,

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the SMI Multi-Strategy Fund’s average daily net assets. The contractual arrangement for the SMI Multi-Strategy Fund is in place through February 28, 2026. Each waiver or reimbursement by the Adviser is subject to repayment by the SMI Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Multi-Strategy Fund is able to make the repayment without exceeding the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

As of April 30, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the Multi-Strategy Fund as follows:

Recoverable through
October 31, 2026	$6,245
October 31, 2027	9,693

In addition to the expense limitations previously noted, effective September 1, 2024, the Adviser has agreed to a voluntary waiver of investment advisory fees in the amount of 0.15% of the SMI Fund’s average daily net assets and 0.06% of the SMI Multi-Strategy Fund’s average daily net assets. The Adviser is not entitled to the reimbursement of any fees voluntarily waived. During the period ended April 30, 2025, the Adviser voluntarily waived fees of $76,948 and $15,479 for the SMI Fund and SMI Multi-Strategy Fund, respectively.

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”), to provide the Funds with administration, fund accounting, and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended April 30, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi-Strategy Fund
Purchases	$64,962,794	$94,520,099	$57,621,276
Sales	$75,495,001	$100,850,977	$61,900,761

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2025.

NOTE 6. LINE OF CREDIT

During the six months ended April 30, 2025, the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on January 16, 2026. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 10% of a Fund’s daily market value or $5 million at an interest rate equal to the Secured Overnight Financing Rate (“SOFR”) plus 161.50 basis points (if SOFR is less than 0.385%, such rate shall be deemed to be 0.385%), which was 6.37% as of April 30, 2025. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

The borrowings by the Funds during the six months ended April 30, 2025, were as follows:

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
SMI Fund	$179,286	6.29%	14	$439	$500,000
SMI Dynamic Allocation Fund	268,750	5.94%	12	532	1,050,000
SMI Multi-Strategy Fund	566,667	5.97%	3	282	800,000

(a)	Averages based on the number of days outstanding.
(b)	Number of Days Outstanding represents the total days during the six months ended April 30, 2025, that a Fund utilized the Line of Credit.

The Funds had no outstanding borrowings under this line of credit as of April 30, 2025.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Gross unrealized appreciation	$540,102	$6,205,174	$2,536,883
Gross unrealized depreciation	(1,800,204)	(335,051)	(856,750)
Net unrealized appreciation/(depreciation) on investments	$(1,260,102)	$5,870,123	$1,680,133
Tax cost of investments	$97,199,744	$62,946,662	$47,670,549

At April 30, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions for the fiscal year ended October 31, 2024 was as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Distributions paid from:
Ordinary income(a)	$1,778,403	$143,010	$382,825
Long-term capital gains	544	—	62,325
Total distributions paid	$1,778,947	$143,010	$445,150

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

At October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Undistributed ordinary income	$—	$3,103,579	$—
Undistributed long-term capital gains	658,600	1,085,857	2,798,970
Accumulated capital and other losses	(394,696)	—	—
Unrealized appreciation on investments	6,222,532	7,427,622	4,012,210
Total accumulated earnings	$6,486,436	$11,617,058	$6,811,180

At October 31, 2024, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

Non-Expiring
	Short-Term	Long-Term
SMI Dynamic Allocation Fund	$—	$—
SMI Fund	—	—
SMI Multi-Strategy Fund	—	—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2024, the SMI Fund, SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund utilized $15,680,673 and $1,021,734 and $2,397,262, respectively of its/their capital loss carryforwards.

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended October 31, 2024, the SMI Fund deferred Qualified Late Year Ordinary Losses in the amount of $394,696.

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2025, the SMI Fund had 75.12% and 18.10% of the value of its net assets invested in ETFs and mutual funds, respectively. As of April 30, 2025, the SMI Dynamic Allocation Fund had 76.01%, 3.17% and 19.93% of the value of its net assets invested in ETFs,

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

mutual funds and closed-end funds, respectively. As of April 30, 2025, the SMI Multi-Strategy Fund had had 70.11%, 15.27% and 10.45% of the value of its net assets invested in ETFs, mutual funds and closed-end funds, respectively. The financial statements of these ETFs and open-end and closed-end mutual funds can be found at www.sec.gov.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in an another SMI-sponsored Fund. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Fund Name	Affiliated Fund Name	Value on October 31, 2024	Purchases/ Additions	Sales/ Reductions
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$54,121,737	$—	$(398,908)
SMI Dynamic Allocation Fund	SMI 3Fourteen Real Asset Allocation ETF	—	7,491,610	—
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	10,588,931	290,310	—
	SMI 3Fourteen Real Asset Allocation ETF	—	2,448,074	—

			Change in Unrealized	Value on
Fund Name	Affiliated Fund Name	Realized Gain (Loss)	Appreciation/ (Depreciation)	April 30, 2025
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$(44,303)	$(2,159,669)	$51,518,857

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

SMI Dynamic Allocation Fund	SMI 3Fourteen Real Asset Allocation ETF	—	(135,107)	7,356,503
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	—	(440,818)	10,438,423
	SMI 3Fourteen Real Asset Allocation ETF	—	(47,177)	2,400,897

Fund Name	Affiliated Fund Name	Shared Held on April 30, 2025	Dividend Income	Long-Term Capital Gain Distributions
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$2,034,710	$89,943	$—
SMI Dynamic Allocation Fund	SMI 3Fourteen Real Asset Allocation ETF	304,660	—	—
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	412,260	18,073	—
	SMI 3Fourteen Real Asset Allocation ETF	99,430	—	—

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on December 2-3, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “SMI Agreements”) between Valued Advisers Trust (the “Trust”) and SMI Advisory Services, LLC (“SMI”) with respect to the Sound Mind Investing Fund, the SMI Dynamic Allocation Fund, and the SMI Multi-Strategy Fund (the “SMI Funds”). SMI provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to SMI and the SMI Agreements. In assessing the factors and reaching its decision, the Board took into consideration information furnished by SMI and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the SMI Agreements, including: (i) reports regarding the services and support provided to the SMI Funds by SMI; (ii) quarterly assessments of the investment performance of the SMI Funds by personnel of SMI; (iii) commentary on the reasons for the SMI Funds’ performance; (iv) presentations by SMI addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the SMI Funds and SMI; (vi) disclosure information contained in the Trust’s registration statement and SMI’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the SMI Agreements. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about SMI, including its financial information, a description of its personnel and the services it provides to the SMI Funds; information on SMI’s investment advice and performance; summaries of the SMI Funds’ expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the SMI Funds; and (c) the benefits to be realized by SMI from its relationship with the SMI Funds. The Board did not identify any particular information that was most relevant to its consideration of the SMI Agreements and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by SMI. In this regard, the Board considered SMI’s responsibilities under the SMI Agreements. The Trustees considered the services

Additional Information (Unaudited) (continued)

being provided by SMI to the SMI Funds, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the investment objectives and limitations, its coordination of services for the SMI Funds among the service providers to the SMI Funds and its efforts to promote the SMI Funds and grow their assets. The Trustees considered SMI’s continuity of, and commitment to retain, qualified personnel and SMI’s commitment to maintain and enhance its resources and systems. The Trustees considered SMI’s personnel, including the education and experience of SMI’s personnel. After considering the foregoing information and further information in the Meeting materials provided by SMI (including SMI’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by SMI were satisfactory and adequate for the SMI Funds.

2. Investment Performance of the SMI Funds and SMI. In considering the investment performance of the SMI Funds and SMI, the Trustees compared the performance of the SMI Funds with the performance of funds in the same Morningstar category, as well as with peer group data. They also compared the performance of the SMI Funds to the performance of composites of separately managed accounts (“SMAs”) utilizing the same strategies utilized by the SMI Funds. The Trustees also considered the consistency of SMI’s management of the SMI Funds with each of the SMI Fund’s investment objective, strategies, and limitations. The Trustees noted that the performance of each of the various SMA strategies varied as compared to the performance of the applicable SMI Fund(s) using those strategies. They considered the explanations provided by SMI regarding the reasons for differences in performance, and determined them to be reasonable. The Trustees noted and gave significant consideration to SMI’s view that the “upgrading” strategy utilized by the Sound Mind Investing Fund did not allow it to be appropriately compared to any particular peer category, although data for the Morningstar category was reviewed and considered. The Trustees observed that for the one year, three year, five year, and ten year periods ended September 30, 2024, the Sound Mind Investing Fund performed below its category average and median. For the period since inception of the Fund, they noted that the Fund underperformed the category median. With respect to its peer group, the Trustees noted that the Sound Mind Investing Fund underperformed the median for the one year and three year periods ended September 30, 2024, performed equal to median for the five year period, and outperformed the median for the period since inception. They also noted that the Sound Mind Investing Fund performed below its broad market benchmark and its custom benchmark for the one year, three year, five year and since inception periods. With respect to the SMI Dynamic Allocation Fund, the Trustees noted that the fund performed below the category average and median for the one year, three year, five year, and ten year periods ended September 30, 2024, and below the category median for the period since inception. They also noted that the SMI Dynamic Allocation Fund underperformed as compared to its peer group median for the one year, three year, five year, and since inception periods. They also observed that the SMI Dynamic Allocation Fund outperformed as compared to its fixed income benchmark for the one year, three year, five year, and since inception periods ended September 30, 2024. With respect to its equity benchmark, the Trustees noted that the Fund underperformed for all periods presented. The Trustees observed that the SMI Multi-Strategy Fund performed below its category average and median for the one year, three year, and five year periods ended September 30, 2024. For the since inception period, the Trustees noted that the SMI Multi-Strategy Fund performed below its category median. As compared to its peer group, the Trustees noted that the SMI Multi-Strategy Fund underperformed the median for the one

Additional Information (Unaudited) (continued)

year, three year, five year, and since inception periods ended September 30, 2024. They also observed that the SMI Multi-Strategy Fund outperformed as compared to its fixed income benchmark for the one year, three year, five year, and since inception periods. With respect to its equity benchmark, the Trustees observed that the Fund underperformed for the one year, three year, five year, and since inception periods. After reviewing and discussing the investment performance of the SMI Funds further, SMI’s experience managing the SMI Funds, and other relevant factors, including the recent strategy changes, the Board concluded, in light of all the facts and circumstances, that the investment performance of the SMI Funds was acceptable.

3. The costs of the services to be provided and profits to be realized by SMI from the relationship with the SMI Funds. In considering the costs of services to be provided and the profits to be realized by SMI from the relationship with the SMI Funds, the Trustees considered: (1) SMI’s financial condition; (2) the asset levels of the SMI Funds; (3) the overall expenses of the SMI Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by SMI regarding its profits associated with managing the SMI Funds. The Trustees also considered potential benefits for SMI in managing the SMI Funds. The Trustees then compared the fees and expenses of the SMI Funds (including the management fee) to other comparable mutual funds, including each of the SMI Fund’s Morningstar category averages, and each of the SMI Fund’s peer group averages. The Trustees noted that the Sound Mind Investing Fund’s management fee was higher than the category average and median. They also noted that the management fee was higher than the peer group average and median. With respect to the SMI Dynamic Allocation Fund, the Trustees observed that the management fee was higher than the category average and median. They also noted that the SMI Dynamic Allocation Fund’s management fee was higher than the median and average of its peer group. With respect to the SMI Multi-Strategy Fund, the Trustees noted that the management fee was higher than the category average and median. They noted that the management fee was also higher than the peer group average and median. The Trustees also considered SMI’s willingness to continue the expense limitation arrangement with respect to the SMI Multi-Strategy Fund, and SMI’s voluntary waiver of a portion of its management fee with respect to the SMI Multi-Strategy Fund and the Sound Mind Investing Fund. In light of the unique services rendered to the SMI Funds by SMI, the profits realized by SMI in managing the SMI Funds, and all other facts and circumstances they deemed relevant, the Trustees concluded that the management fees paid by the SMI Funds were fair and reasonable in relation to the nature and quality of the services provided by SMI.

4. The extent to which economies of scale would be realized as the SMI Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SMI Funds’ investors. In this regard, the Trustees considered the fee arrangements with SMI for the SMI Funds. The Trustees considered that the management fee for each of the SMI Funds has breakpoints that would allow shareholders to realize economies of scale as assets grow. The Trustees noted that none of the SMI Funds were currently at an asset level to take advantage of the breakpoints; however, the Board also noted the expense limitation arrangements in place with respect to each of the SMI Funds, and that each SMI Fund’s shareholders had experienced benefits from those arrangements in the past. The Board took into consideration SMI’s decision to not renew the expense limitation arrangement with respect to two of the SMI Funds. In light of its ongoing consideration of the asset levels of each of the SMI Funds, expectations for growth, and fee levels, the Board determined that the fee arrangements

Additional Information (Unaudited) (continued)

for each of the SMI Funds, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by SMI.

5. Possible conflicts of interest and benefits to SMI. In considering SMI’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the SMI Funds; the basis of decisions to buy or sell securities for the SMI Funds; and the substance and administration of SMI’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to SMI’s potential conflicts of interest. The Board noted that SMI has a separately managed account (“SMA”) product, and that if an SMI Fund is owned within an SMA, the SMA will not charge a management fee for those assets invested in an SMI Fund. The Board also noted that SMI does not engage in soft dollar arrangements and has not identified any indirect benefits from its relationship with the SMI Funds. Based on the foregoing, the Board determined that SMI’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by counsel and further discussion among the Board members, the Board determined to approve the continuation of the SMI Agreements between the Trust and SMI.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (877) 764- 3863 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller President and Principal Executive Officer

Date:	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller President and Principal Executive Officer

Date:	7/7/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond Treasurer and Principal Financial Officer

Date:	7/7/2025